united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ESG ETF (WWJD)

Annual Report
November 30, 2019

1-877-658-9473
www.inspireinvesting.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.inspireeft.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are pleased to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2019.

The past year has gone by so fast and now as 2020 is just around the corner, we are exceedingly grateful to look back at the blessings and miracles that God has given to us in 2019. In the words of Paul “I have not stopped giving thanks for you (our shareholders), remembering you in my prayers”, Ephesians 1:16, for being part of the message of Biblically Responsible Investing through the Inspire ETFs. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

BLES – Inspire Global Hope ETF

Even with the dramatic decline of the stock market in December 2018, BLES had a positive, double digit return over the past twelve months ending 11-30-2019. BLES has a target weight of 50% US Large Cap stocks, 40% International Developed Markets stocks and 10% Emerging Markets stocks. The US exposure was responsible for most of the positive returns for much of the year, but the International and Emerging Markets started to outperform over the past two months. For the twelve months ending 11-30-2019 BLES was up 14.65% on a market price basis and 14.60% on the NAV. Since inception (2-27-2017) BLES has an annualized return of 8.66% on a market price basis and 8.19% on the NAV.

ISMD -Inspire Small/Mid Cap Impact ETF

After the bounce back rally in January from the stock market drop in December 2018, the small cap and mid cap markets entered a sideways and volatile trading pattern for the rest of the year. The positive returns for the Fund were attained by late February and even with the roller coaster ride the Fund came back to that level by 11-30-2019. For the twelve months ending 11-30-2019 ISMD has returned 6.42% on a market price basis and 6.42% on the NAV. Since inception (2-27-2017) ISMD has an annualized return of 5.82% on a market price basis and 5.81% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

The three interest rate cuts in 2019 by the Federal Reserve have had a positive effect on the corporate bond market, manifesting in positive total returns for IBD over that past year. It is now widely believed that the Federal Reserve will not lower interest rates again and will wait to see if the economy slows in 2020 or starts to grow too fast before making another move. We believe that interest rates will remain stable for the next 6 months and could remain unchanged throughout 2020. For the twelve months ending 11-30-2019 IBD has returned 8.75% on a market price basis and 8.91% on the NAV. Since inception (7-10-2017) IBD has an annualized return of 3.46% on a market price basis and 3.36% on the NAV.

BIBL – Inspire 100 ETF

BIBL has approximately 100 US Large Cap positions that are capitalization weighted. BIBL was designed to give advisors and investors a Biblically Responsible alternative to the popular market cap weighted funds that are so prevalent in the marketplace (i.e. SPY or VOO). We are pleased that BIBL has performed as expected and participated in the strong US Large cap market performance in 2019 with a strong, double digit return. For the twelve months ending 11-30-2019 BIBL has returned 14.67% on a market price basis and 14.64% on the NAV. Since inception (10-30-2017) BIBL has an annualized return of 9.78% on a market price basis and 9.76% on the NAV.

WWJD – Inspire International ESG ETF

The Lord Blessed and we were able to launch our 5th ETF on 9-30-2019. The Inspire International ESG ETF holds approximately 150 stocks with an 80% exposure to International Developed markets and 20% to Emerging markets. Although the Fund has only been in existence for two months, the performance has been positive so far. In addition. we believe that the international and emerging markets should have an opportunity to play a more positive role in portfolios in 2020. Since inception, 9-30-2019, for the NAV and market price, WWJD has returned 6.04% and 6.88% respectively.

Closing Comments

2019 has been a busy and blessed year for us and we are thankful to God our Father for His provision and wisdom, as well as allowing us to be part of the mission of making a positive impact in the world through our ETFs alongside you our brothers and sisters in Christ and fellow shareholders.

The overall stock market has had a good year and a welcome change from this time a year ago. Like last year, and the year before, there are still many economic and geo-political situations that can cause fear to some, as well the election year about to begin in earnest, but God is still Sovereign, and our trust is in Him, not in politicians, economists or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2020.

Sincerely,

Darrell Jayroe, CIO
Inspire Investing

Inspire, the Adviser, provides the indexes for the Inspire ETFs to track. The indexes use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the Indexes and are equally weighted. As the ETF may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

The Inspire ETFs are new with a limited history of operations for investors to evaluate. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. The Funds may focus their investments in securities of a particular industry to the extent the Index does. This may cause the Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

The Funds are not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspire investing.com. Read it carefully. The Inspire ETFs are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Inspire and Northern Lights Distributors, LLC are not affiliated. 9828-NLD-12/26/2019

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2019
Inspire Global Hope ETF - NAV	14.60%	8.19%
Inspire Global Hope ETF - Market Price	14.65%	8.66%
Inspire Global Hope Large Cap Equal Weight Index ***	15.37%	9.15%
S&P Global 1200 Total Return Index ****	14.95%	11.08%
MSCI All Country World Index Net Total Return(USD) *****	13.68%	9.92%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.62% per the April 1, 2019 prospectus, as amended December 23, 2019.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40.

*****	The MSCI All Country World Index Net Total Return (USD) (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 44 country indexes comprising 23 developed and 21 emerging market country indexes.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Oil, Gas & Coal	8.0%
Real Estate	6.5%
Chemicals	5.9%
Utilities	5.6%
Banking	4.7%
Medical Equipment & Devices	4.7%
Retail - Discretionary	4.7%
Semiconductors	4.1%
Transportation & Logistics	4.0%
Machinery	3.6%
Insurance	3.2%
Other Sectors	44.0%
Cash & Cash Equivalents	1.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2019
Inspire Small/Mid Cap Impact ETF - NAV	6.42%	5.81%
Inspire Small/Mid Cap Impact ETF - Market Price	6.42%	5.82%
Inspire Small/Mid Cap Impact Equal Weight Index ***	6.38%	6.42%
S&P SmallCap 600 Equal Weight Total Return Index ****	2.17%	4.83%
S&P 500 Total Return Index *****	16.11%	12.98%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.72% per the April 1, 2019 prospectus, as amended December 23, 2019.

**	As of the commencement of operations on February 27, 2017.

***	InspireSmall/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight.

*****	The S&P 500 Total Return Index (TR) is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	9.0%
Real Estate	7.1%
Oil, Gas & Coal	5.3%
Biotechnology & Pharmaceutical	5.2%
Software	4.3%
Money Market Funds	4.1%
Semiconductors	3.6%
Consumer Products	3.3%
Retail - Discretionary	3.2%
Chemicals	3.1%
Insurance	3.1%
Machinery	3.1%
Other Sectors	48.7%
Liabilities in excess of other assets	(3.1)%
100.5%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2019
Inspire Corporate Bond Impact ETF - NAV	8.91%	3.36%
Inspire Corporate Bond Impact ETF - Market Price	8.75%	3.46%
Inspire Corporate Bond Impact Equal Weight Index ***	10.68%	4.53%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index ****	10.29%	4.20%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index *****	10.79%	4.22%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.68% per the April 1, 2019 prospectus, as amended December 23, 2019.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars.

****	The Bloomberg Barclays U.S. Intermediate Credit Total Return Index (LUICRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

*****	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index (LBUSTRUU) is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate	15.6%
Retail - Consumer Discretionary	10.8%
Utilities	10.1%
Exploration & Production	7.7%
Railroad	5.4%
Pipeline	4.7%
HealthCare Facilities & Services	4.5%
Financial Services	4.0%
Food & Beverage	4.0%
Retail - Consumer Staples	3.7%
Other Sectors	27.7%
Cash & Cash Equivalents	1.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2019
Inspire 100 ETF - NAV	14.64%	9.76%
Inspire 100 ETF - Market Price	14.67%	9.78%
Inspire 100 Index ***	15.80%	10.70%
S&P 500 Total Return Index ****	16.11%	12.28%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.84% per the April 1, 2019 prospectus, as amended December 23, 2019.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Utilities	11.5%
Electrical Equipment	9.7%
Real Estate	9.4%
Semiconductors	9.2%
Machinery	6.6%
Medical Equipment & Devices	6.4%
Transportation & Logistics	5.1%
Oil, Gas, & Coal	4.9%
Biotechnology & Pharmaceutical	4.8%
Technology Services	4.1%
Money Market Funds	1.6%
Other Sectors	27.4%
Liabilities in excess of other assets	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the period ended November 30, 2019, as compared to its benchmarks:

Since Inception** -
November 30, 2019
Inspire International ESG ETF - NAV	6.04%
Inspire International ESG ETF - Market Price	6.88%
Inspire Global Hope Ex-US GTR Index ****	5.90%
S&P International 700 Total Return Index *****	4.51%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.80% for the first full year of operations per the September 23, 2019 prospectus, as amended December 23, 2019.

**	As of the commencement of operations on September 30, 2019.

****	The Inspire Global Hope Ex-US GTR Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD.

*****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	8.5%
Chemicals	7.0%
Real Estate	5.2%
Electrical Equipment	4.8%
Transportation & Logistics	4.7%
Insurance	4.5%
Metals & Mining	3.6%
Commercial Services	3.4%
Retail - Discretionary	3.4%
Oil, Gas, & Coal	3.2%
Other Sectors	40.8%
Cash & Cash Equivalents	10.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Value
	COMMON STOCKS - 99.0%
	AEROSPACE & DEFENSE - 0.3%
2,420	Harris Corp.	$486,638

	APPAREL & TEXTILE PRODUCTS - 1.3%
14,816	Capri Holdings Ltd.*	550,266
6,820	Cie Financiere Richemont SA	519,749
1,845	Swatch Group AG	516,936
5,830	VF Corp.	516,188
		2,103,139
	ASSET MANAGEMENT - 2.0%
11,118	E* TRADE Financial Corp.	492,527
17,820	Franklin Resources, Inc.	489,872
5,192	Groupe Bruxelles Lambert SA	527,245
30,360	Invesco Ltd.	533,122
201,960	Melrose Industries PLC	599,797
660	Partners Group Holding AG	556,874
		3,199,437
	AUTOMOTIVE - 1.4%
13,970	BorgWarner, Inc.	587,439
4,620	Cie Generale des Etablissements Michelin	554,738
18,700	Nokian Renkaat OYJ	506,394
16,170	Valeo SA	637,567
		2,286,138
	BANKING - 4.7%
66,990	Bank Hapoalim	541,117
73,068	Bank Leumi Le-Israel	530,833
87,780	Commerzbank AG *	509,193
9,024	Commonwealth Bank of Australia	493,312
42,020	Credit Agricole SA	575,203
35,860	Danske Bank A/S	484,526
99,000	Investec PLC	562,040
8,025	KBC Group NV	585,231
5,720	Macquarie Group Ltd.	534,117
5,830	mBank SA *	554,819
433,608	Metropolitan Bank & Trust Co.	565,316
123,200	Natixis SA	515,243
31,060	People’s United Financial, Inc.	512,490
21,890	Raiffeisen Bank International AG	514,337
		7,477,777
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.4%
5,060	Alexion Pharmaceuticals, Inc. *	576,536
7,040	BioMarin Pharmaceutical, Inc. *	568,198
6,600	Incyte Corp. *	621,456
1,760	Regeneron Pharmaceuticals, Inc. *	649,440
6,930	Seattle Genetics, Inc. *	834,026
2,970	Vertex Pharmaceuticals, Inc. *	658,598
		3,908,254

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	CHEMICALS - 5.9%
1,892,550	AKR Corporindo Tbk PT	$456,198
5,504	Akzo Nobel NV	527,493
5,596	Arkema SA	580,365
4,510	Avery Dennison Corp.	587,969
10,445	Brenntag AG	557,522
10,340	CF Industries Holdings, Inc.	477,811
8,580	Croda International PLC	552,692
7,150	Eastman Chemical Co.	560,346
5,720	FMC Corp.	560,331
220	Givaudan SA	647,001
12,650	Imerys SA	502,124
104,940	Israel Chemicals Ltd.	492,932
13,640	Johnson Matthey PLC	507,070
37,510	K+S AG	424,132
5,831	LyondellBasell Industries NV	539,601
25,300	Mosaic Co.	481,965
4,411	PPG Industries, Inc.	568,313
880	Sherwin-Williams Co.	513,154
		9,537,019
	COMMERCIAL SERVICES - 2.0%
20,895	Bureau Veritas SA	547,403
1,980	Cintas Corp.	508,979
10,220	Edenred	507,650
212,630	G4S PLC	575,103
7,251	Intertek Group PLC	517,355
10,230	Randstad Holding NV	596,240
		3,252,730
	CONSTRUCTION MATERIALS - 1.3%
21,384	ACC Ltd.	453,733
30,470	James Hardie Industries PLC - ADR	596,863
10,124	LafargeHolcim Ltd.	522,333
1,870	Martin Marietta Materials, Inc.	501,908
		2,074,837
	CONSUMER PRODUCTS - 2.1%
16,535	Associated British Foods PLC	549,459
4,730	JM Smucker Co.	497,076
89,187	Natura Cosmeticos SA	697,119
55,330	Orkla ASA	536,262
71,060	Pioneer Foods Group Ltd.	522,536
417,884	Sime Darby Plantation Berhad *	498,279
		3,300,731
	CONSUMER SERVICES - 0.3%
175,665	Kroton Educacional SA	431,238

	CONTAINERS & PACKAGING - 1.6%
52,360	Amcor Ltd. - ADR	540,099
6,820	Ball Corp.	450,529
66,220	Brambles Ltd.	562,130

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	CONTAINERS & PACKAGING (continued) - 1.6%
11,790	International Paper Co.	$546,349
12,318	Sealed Air Corp.	464,758
		2,563,865
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
6,490	Sysco Corp.	522,770

	DISTRIBUTORS - DISCRETIONARY - 0.3%
19,188	Bunzl PLC	526,922

	ELECTRICAL EQUIPMENT - 3.0%
25,656	ABB Ltd.	561,462
4,766	Allegion PLC	572,063
5,610	AMETEK, Inc.	555,446
6,267	Eaton Corp PLC	579,698
11,660	Johnson Controls International PLC	499,398
8,783	Kone OYJ	550,253
23,100	Prysmian SpA	526,976
1,406	Roper Technologies, Inc.	506,680
2,200	Schindler Holding AG	548,817
		4,900,793
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
22,395	Boskalis Westminster	523,733
26,730	Fluor Corp.	466,171
5,610	Jacobs Engineering Group, Inc.	516,625
43,230	LendLease Group	564,639
4,620	Vinci SA	504,206
		2,575,374
	FOREST & PAPER PRODUCTS - 0.4%
17,930	UPM-Kymmene OYJ	599,415

	GAMING, LODGING & RESTAURANTS - 0.3%
8,945	Whitbread PLC	532,353

	HARDWARE - 1.5%
1,982	Arista Networks, Inc.*	386,748
20,900	Juniper Networks, Inc.	523,754
9,790	Seagate Technology PLC	584,267
60,830	Telefonaktiebolaget LM Ericsson	548,427
8,470	Western Digital Corp.	426,295
		2,469,491
	HEALTH CARE FACILITIES & SERVICES - 1.4%
6,083	AmerisourceBergen Corp.	534,757
8,800	DaVita, Inc. *	631,576
4,180	HCA Healthcare, Inc.	579,599
11,440	Ramsay Health Care Ltd.	564,720
		2,310,652

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	HOME & OFFICE PRODUCTS - 2.9%
9,790	DR Horton, Inc.	$541,876
1,090	Geberit AG	585,493
12,540	Leggett & Platt, Inc.	656,093
9,240	Lennar Corp. - Class A	551,166
4,180	Mohawk Industries, Inc. *	582,567
19,250	Persimmon PLC	636,939
3,120	Snap-on, Inc.	500,635
3,582	Stanley Black & Decker, Inc.	565,025
		4,619,794
	INDUSTRIAL SERVICES - 0.7%
16,055	Fastenal Co.	570,274
46,530	Rexel SA	568,192
		1,138,466
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
5,500	Intercontinental Exchange, Inc.	517,935
5,600	London Stock Exchange Group PLC	497,781
4,950	Nasdaq, Inc.	518,760
		1,534,476
	INSURANCE - 3.2%
3,960	Assurant, Inc.	526,165
4,400	Cincinnati Financial Corp.	471,020
136,510	Direct Line Insurance Group PLC	539,263
25,157	Gjensidige Forsikring ASA	473,797
90,986	Insurance Australia Group Ltd.	485,574
165,330	Legal & General Group PLC	600,717
59,290	QBE Insurance Group Ltd.	508,516
77,660	RSA Insurance Group PLC	553,900
12,320	Sampo OYJ	498,534
17,160	Unum Group	527,498
		5,184,984
	IRON & STEEL - 2.1%
22,220	Anglo American PLC	582,448
23,760	BHP Billiton PLC	525,544
83,724	Fortescue Metals Group Ltd.	551,019
10,010	Nucor Corp.	564,164
9,790	Rio Tinto PLC	532,052
95,256	Tata Steel Ltd.	567,652
		3,322,879
	MACHINERY - 3.6%
25,850	Alfa Laval AB	636,248
3,068	Deere & Co.	515,577
5,182	Dover Corp.	577,689
10,890	Flowserve Corp.	530,343
3,300	Illinois Tool Works, Inc.	575,289
42,460	IMI PLC	615,676
2,860	Parker-Hannifin Corp.	568,539
32,450	Sandvik AB	590,376

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	MACHINERY (continued) - 3.6%
86,832	WEG SA	$610,122
6,288	Xylem, Inc.	487,383
		5,707,242
	MEDIA - 0.6%
3,190	Naspers Ltd.	456,061
15,950	Trip.com Group Limited	530,178
		986,239
	MEDICAL EQUIPMENT & DEVICES - 4.7%
6,710	Agilent Technologies, Inc.	541,967
4,180	Coloplast A/S	494,218
18,370	Demant A/S*	562,507
9,570	Dentsply Sirona, Inc.	541,088
2,310	Edwards Lifesciences Corp. *	565,811
3,520	Essilor International SA	547,243
1,875	IDEXX Laboratories, Inc. *	471,712
1,760	Illumina, Inc. *	564,538
975	Intuitive Surgical, Inc. *	578,077
770	Mettler-Toledo International, Inc.*	553,946
20,900	Smith & Nephew PLC	467,962
4,290	Varian Medical Systems, Inc.*	573,702
2,310	Waters Corp. *	512,982
3,630	Zimmer Biomet Holdings, Inc.	527,366
		7,503,119
	METALS & MINING - 2.5%
45,043	Antofagasta PLC	505,724
20,366	Boliden AB	525,525
50,600	Freeport-McMoRan, Inc.	575,828
54,560	Fresnillo PLC	407,632
212,960	Grupo Mexico SAB de CV	559,872
19,800	Newcrest Mining Ltd.	411,960
12,540	Newmont Mining Corp.	481,536
141,053	Norsk Hydro ASA	499,297
		3,967,374
	OIL, GAS & COAL - 8.0%
5,524,310	Adaro Energy Tbk PT	481,737
20,020	Apache Corp.	446,046
28,270	Cabot Oil & Gas Corp.	450,624
29,590	Caltex Australia Ltd.	691,707
8,132	ConocoPhillips	487,432
38,772	Cosan SA Industria e Comercio	571,085
20,460	Devon Energy Corp.	447,869
30,976	Eni SpA	468,390
6,490	EOG Resources, Inc.	460,141
44,990	EQT Corp.	392,763
25,960	Halliburton Co.	544,900
12,430	Helmerich & Payne, Inc.	491,358
24,036	Kinder Morgan, Inc.	471,346

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	OIL, GAS & COAL (continued) - 8.0%
10,010	Koninklijke Vopak NV	$534,082
41,470	Marathon Oil Corp.	483,125
9,130	Marathon Petroleum Corp.	553,643
23,617	National Oilwell Varco, Inc.	532,563
22,330	Noble Energy, Inc.	463,571
11,110	Occidental Petroleum Corp.	428,513
6,820	ONEOK, Inc.	484,561
76,032	Petroleo Brasileiro SA	523,627
4,840	Phillips 66	555,245
3,850	Pioneer Natural Resources Co.	492,184
20,678	TechnipFMC PLC	389,574
6,003	Valero Energy Corp.	573,226
20,900	Williams Cos, Inc.	474,848
		12,894,160
	PASSENGER TRANSPORTATION - 1.1%
1,150,416	AirAsia Bhd	465,510
36,080	easyJet PLC	624,438
7,810	Ryanair Holdings PLC - ADR	650,729
		1,740,677
	REAL ESTATE - 6.5%
2,200	American Tower Corp.	470,866
9,900	Apartment Investment & Management Co.	532,323
2,453	AvalonBay Communities, Inc.	525,948
28,604	Ayala Corp.	453,701
506,140	Ayala Land, Inc.	453,200
3,778	Boston Properties, Inc.	523,404
72,160	British Land Co PLC	537,260
4,903	COVIVIO	542,768
3,520	Crown Castle International Corp.	470,483
880	Equinix, Inc.	498,828
5,940	Equity Residential	505,494
1,540	Essex Property Trust, Inc.	480,757
49,254	Goodman Group	493,734
118,360	GPT Group	492,361
144,793	Hammerson PLC	556,626
14,300	Healthpeak Properties, Inc.	498,784
48,433	Land Securities Group PLC	600,420
15,225	Macerich Co.	410,009
6,050	Prologis, Inc.	553,878
2,090	Public Storage	440,321
3,133	Simon Property Group, Inc.	473,741
		10,514,906
	RENEWABLE ENERGY - 0.4%
6,270	Vestas Wind Systems A/S	597,169

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	RETAIL - CONSUMER STAPLES - 1.6%
1,760	Costco Wholesale Corp.	$527,666
4,578	Dollar Tree, Inc. *	418,704
190,740	J Sainsbury PLC	528,726
201,342	Wm Morrison Supermarkets PLC	516,445
19,690	Woolworths Ltd.	529,536
		2,521,077
	RETAIL - DISCRETIONARY - 4.7%
3,190	Advance Auto Parts, Inc.	501,085
440	AutoZone, Inc. *	518,285
5,830	CarMax, Inc. *	567,026
5,280	Genuine Parts Co.	551,074
16,921	JD.com, Inc. - ADR *	552,471
194,197	Kingfisher PLC	527,256
10,340	Kohl’s Corp.	486,083
4,620	Lowe’s Cos, Inc.	541,972
217,800	Marks & Spencer Group PLC	547,532
7,039	Next PLC	615,313
1,320	O’Reilly Automotive, Inc. *	583,810
12,100	Pandora A/S	487,471
4,730	Ross Stores, Inc.	549,389
5,500	Tractor Supply Co.	519,420
		7,548,187
	SEMICONDUCTORS - 4.1%
4,619	Analog Devices, Inc.	521,716
2,090	ASML Holding NV	569,196
1,760	Broadcom Ltd.	556,530
3,190	KLA-Tencor Corp.	522,713
2,200	Lam Research Corp.	587,026
8,642	Maxim Integrated Products, Inc.	489,742
5,610	Microchip Technology, Inc.	530,369
10,450	Micron Technology, Inc. *	496,479
2,970	NVIDIA Corp.	643,718
4,840	NXP Semiconductors NV	559,407
26,510	STMicroelectronics NV - ADR	646,049
5,280	Xilinx, Inc.	489,878
		6,612,823
	SOFTWARE - 2.4%
3,867	Atlassian Corp. PLC *	491,534
7,130	Cerner Corp.	510,437
59,400	Sage Group PLC	579,174
1,872	ServiceNow, Inc.*	529,851
4,290	Splunk, Inc. *	640,154
36,072	Totvs SA	542,833
3,300	Veeva Systems, Inc.*	492,294
		3,786,277

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	SPECIALTY FINANCE - 1.7%
3,850	Fidelity National Information	$531,877
4,840	Fiserv, Inc. *	562,602
1,760	FleetCor Technologies, Inc.*	540,179
16,274	Housing Development Finance Corp.	521,142
23,100	Western Union Co.	620,928
		2,776,728
	TECHNOLOGY SERVICES - 1.8%
7,977	Cognizant Technology Solutions	511,405
15,950	Experian PLC	528,781
44,496	Infosys Ltd.	431,919
5,941	Paychex, Inc.	511,639
17,280	Tata Consultancy Services Ltd.	494,583
3,190	Verisk Analytics, Inc.	470,461
		2,948,788
	TELECOMMUNICATIONS - 0.6%
27,280	Eutelsat Communications SA	447,876
61,930	Mobile TeleSystems PJSC - ADR	584,619
		1,032,495
	TRANSPORTATION & LOGISTICS - 4.0%
2,851	Aeroports de Paris	557,974
75,020	Babcock International Group PLC	572,915
6,115	CH Robinson Worldwide, Inc.	469,938
6,817	Expeditors International of	509,639
5,895	Fraport AG Frankfurt Airport	502,567
32,890	Grupo Aeroportuario del Sureste	565,363
4,510	JB Hunt Transport Services, Inc.	521,446
3,850	Kansas City Southern	586,817
3,410	Kuehne + Nagel International AG	554,827
2,608	Norfolk Southern Corp.	504,648
194,999	Royal Mail PLC	525,903
3,043	Union Pacific Corp.	535,538
		6,407,575
	TRANSPORTATION EQUIPMENT - 0.7%
7,205	PACCAR, Inc.	586,271
36,080	Volvo AB	557,475
		1,143,746
	UTILITIES - 5.6%
468,306	Aboitiz Equity Ventures, Inc.	451,118
30,661	AES Corp.	579,800
39,380	AGL Energy Ltd.	543,654
16,610	CenterPoint Energy, Inc.	407,942
40,845	Cia de Saneamento Basico do Estado de Sao Paulo*	549,069
147,528	Cia Energetica de Minas Gerais	452,531
7,920	CMS Energy Corp.	485,496
6,270	Dominion Energy, Inc.	521,100
4,290	Entergy Corp.	499,313
5,940	Eversource Energy	490,882

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	UTILITIES (continued) - 5.6%
10,450	FirstEnergy Corp.	$498,361
16,940	NiSource, Inc.	448,063
306,936	NTPC Ltd.	497,815
95,700	Origin Energy Ltd.	563,164
5,260	Pinnacle West Capital Corp.	459,671
16,176	PPL Corp.	550,469
5,390	WEC Energy Group, Inc.	477,823
7,805	Xcel Energy, Inc.	479,929
		8,956,200
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.4%
13,750	Pentair PLC	609,812

	TOTAL COMMON STOCKS (Cost $146,305,772)	159,114,766

	TOTAL INVESTMENTS - 99.0% (Cost $146,305,772)	$159,114,766
	OTHER ASSETS LESS LIABILITIES - 1.0%	1,558,214
	NET ASSETS - 100.0%	$160,672,980

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

A/S - Aktieselskab

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

SAB de CV - Sociedad Anonima Bursatil de Capital Variable

SpA - Societa per azioni

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Value
	COMMON STOCKS - 99.0%
	AEROSPACE & DEFENSE - 1.2%
4,392	AAR Corp.	$196,278
3,672	Aerojet Rocketdyne Holdings, Inc.*	162,302
3,096	Aerovironment, Inc.*	189,909
3,024	Axon Enterprise, Inc.*	223,171
3,522	Barnes Group, Inc.	208,467
2,304	Moog, Inc.	197,844
		1,177,971
	APPAREL & TEXTILE PRODUCTS - 0.9%
6,840	Crocs, Inc.*	238,716
2,736	Oxford Industries, Inc.	203,613
5,472	Steven Madden Ltd.	232,396
6,696	Wolverine World Wide, Inc.	214,942
		889,667
	ASSET MANAGEMENT - 1.6%
6,624	Artisan Partners Asset Management, Inc.	196,534
8,784	Blucora, Inc. *	206,775
3,528	Cohen & Steers, Inc.	236,835
5,904	Federated Investors, Inc.	197,902
8,640	Kennedy-Wilson Holdings, Inc.	195,350
4,896	Legg Mason, Inc.	191,336
3,295	Stifel Financial Corp.	206,003
11,088	Waddell & Reed Financial, Inc. ^	179,071
		1,609,806
	AUTOMOTIVE - 2.0%
23,904	American Axle & Manufacturing Holdings, Inc. *	235,693
7,560	Cooper Tire & Rubber Co.	217,879
4,536	Cooper-Standard Holdings, Inc. *	128,958
13,032	Dana, Inc.	220,892
2,376	Dorman Products, Inc. *	176,584
4,680	Gentherm, Inc.*	195,858
5,616	Methode Electronics, Inc.	208,971
4,410	Standard Motor Products, Inc.	222,132
14,760	Tenneco, Inc.	182,876
2,448	Visteon Corp. *	228,961
		2,018,804
	BANKING - 9.0%
4,824	Ameris Bancorp	210,568
5,040	A tlantic Union Bankshares Corp.	190,512
6,840	Axos Financial, Inc.*	201,438
6,480	BancorpSouth Bank	201,528
2,232	Bank of Hawaii Corp.	201,126
3,384	Banner Corp.	184,868
13,078	Brookline Bancorp, Inc.	209,902
13,608	Capitol Federal Financial, Inc.	192,961
5,365	Cathay General Bancorp	197,539

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	BANKING (continued) - 9.0%
2,448	City Holding Co.	$194,567
5,231	Columbia Banking System, Inc.	204,427
3,024	Community Bank System, Inc.	205,178
8,856	CVB Financial Corp.	189,164
19,224	First BanCorp/Puerto Rico	201,852
7,776	First Financial Bancorp	189,112
4,714	First Interstate BancSystem, Inc.	198,459
9,576	First Midwest Bancorp, Inc.	206,459
11,520	Fulton Financial Corp.	197,683
4,680	Glacier Bancorp, Inc.	205,218
5,832	Great Western Bancorp, Inc.	200,446
4,968	Hancock Whitney Corp.	201,750
7,776	Hilltop Holdings, Inc.	191,523
10,008	Home BancShares, Inc.	188,351
13,176	Hope Bancorp, Inc.	191,184
4,824	International Bancshares Corp.	204,634
5,184	NBT Bancorp, Inc.	207,360
11,448	Northwest Bancshares, Inc.	190,495
10,872	Old National Bancorp	196,566
2,736	Prosperity Bancshares, Inc.	192,204
7,632	Provident Financial Services, Inc.	185,610
5,400	Renasant Corp.	191,160
5,112	S&T Bancorp, Inc.	192,825
5,760	ServisFirst Bancshares, Inc.	209,434
7,488	Simmons First National Corp.	194,014
5,544	Southside Bancshares, Inc.	194,650
4,824	TCF Financial Corp.	204,972
3,384	Texas Capital Bancshares, Inc.	195,595
2,304	Tompkins Financial Corp.	199,872
6,840	Towne Bank/Portsmouth VA	192,546
5,616	Trustmark Corp.	192,966
6,840	United Community Banks, Inc.	212,040
17,424	Valley National Bancorp	201,770
5,040	Washington Federal, Inc.	185,522
5,040	WesBanco, Inc.	183,859
3,024	Westamerica Bancorporation	196,560
		8,880,469
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.2%
8,136	Aerie Pharmaceuticals, Inc.* ^	154,503
3,168	Cambrex Corp.*	189,985
41,616	Clovis Oncology, Inc.* ^	621,327
8,928	Coherus Biosciences, Inc. *	160,615
3,672	Emergent BioSolutions, Inc.*	201,446
2,664	Enanta Pharmaceuticals, Inc.*	169,590
11,664	Halozyme Therapeutics, Inc.*	226,165
17,568	Innoviva, Inc.*	236,817

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 5.2%
2,808	Intercept Pharmaceuticals, Inc.* ^	$304,303
20,016	Ironwood Pharmaceuticals, Inc.*	240,592
1,800	Ligand Pharmaceuticals, Inc.*	203,400
4,032	Medicines Co.* ^	339,494
14,256	Momenta Pharmaceuticals, Inc.*	239,501
5,112	Pacira Pharmaceuticals, Inc.*	236,277
8,568	Phibro Animal Health Corp.	207,860
6,480	Portola Pharmaceuticals, Inc.*	185,004
5,472	Prestige Consumer Healthcare, Inc.*	206,677
16,056	Puma Biotechnology, Inc.*	152,371
6,912	Radius Health, Inc. *	154,829
21,600	Spectrum Pharmaceuticals, Inc.*	193,968
6,840	Supernus Pharmaceuticals, Inc.*	159,919
11,267	Theravance Biopharma, Inc.*	245,170
4,320	Ultragenyx Pharmaceutical, Inc.*	171,288
		5,201,101
	CHEMICALS - 3.1%
1,944	Balchem Corp.	193,681
4,176	Cabot Corp.	196,230
9,288	GCP Applied Technologies, Inc. *	207,773
4,032	HB Fuller Co.	201,116
2,088	Innospec, Inc.	205,459
15,336	Kronos Worldwide, Inc.	211,177
3,024	Materion Corp.	177,993
3,600	Minerals Technologies, Inc.	194,400
10,440	Olin Corp.	182,909
5,976	PolyOne Corp.	188,423
1,152	Quaker Chemical Corp.	171,913
2,808	Sensient Technologies Corp.	177,718
2,016	Stepan Co.	195,350
4,320	Trinseo SA	164,117
8,650	Univar, Inc. *	202,583
1,080	WD-40 Co.	208,559
		3,079,401

	COMMERCIAL SERVICES - 2.1%
5,256	ABM Industries, Inc.	199,675
3,456	AMN Healthcare Services, Inc.*	205,528
3,600	Brady Corp.	205,200
2,376	Corvel Corp.*	196,044
1,800	FTI Consulting, Inc. *	196,182
7,704	Healthcare Services Group, Inc. ^	193,756
5,184	HMS Holdings Corp. *	156,557
5,040	Korn/Ferry International	197,971
2,952	TriNet Group, Inc. *	161,622
1,008	UniFirst Corp.	207,900
2,880	Viad Corp.	181,152
		2,101,587

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	CONSTRUCTION MATERIALS - 1.3%
5,616	Boise Cascade Co	$212,959
2,086	Eagle Materials, Inc.	191,975
7,704	Louisiana-Pacific Corp.	228,501
2,808	Simpson Manufacturing Co,. Inc.	228,010
8,568	Summit Materials, Inc.*	204,518
4,824	Universal Forest Products, Inc.	239,270
		1,305,233
	CONSUMER PRODUCTS - 3.3%
9,720	B&G Foods, Inc. ^	160,963
4,248	Cal-Maine Foods, Inc.	184,915
6,899	Central Garden & Pet Co. *	181,996
648	Coca-Cola Bottling Co. Consolidated	175,064
9,648	Darling Ingredients, Inc. *	229,622
5,976	Edgewell Personal Care Co.	186,212
4,464	Energizer Holdings, Inc.	222,709
6,264	Fresh Del Monte Produce, Inc.	204,833
8,928	Hain Celestial Group, Inc.*	220,700
1,224	Helen of Troy Ltd.*	197,578
2,808	Inter Parfums, Inc.	197,936
1,008	J&J Snack Foods Corp.	186,480
4,464	Nu Skin Enterprises, Inc.	170,703
8,431	Revlon, Inc. * ^	209,173
1,224	Sanderson Farms, Inc.	202,670
5,256	Tootsie Roll Industries, Inc.	180,544
3,456	Treehouse Foods, Inc*	168,964
		3,281,062
	CONSUMER SERVICES - 1.4%
11,088	2U, Inc. * ^	276,535
3,168	Aaron’s, Inc.	185,011
4,608	Adtalem Global Education, Inc. *	155,428
5,544	Matthews International Corp.	212,612
1,800	Medifast, Inc.	158,238
7,272	Rent-A-Car, Inc.	189,290
1,296	Strategic Education, Inc.	183,695
		1,360,809
	CONTAINERS & PACKAGING - 0.6%
4,968	Greif, Inc.	214,369
18,936	Owens-Illinois, Inc.	187,088
6,408	Silgan Holdings, Inc.	197,430
		598,887
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.7%
6,624	Benchmark Electronics, Inc.	228,329
3,585	Fabrinet*	216,857
3,096	Plexus Corp.*	234,986
		680,172
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
7,416	Andersons, Inc.	171,310
2,016	Calavo Growers, Inc.	179,807
		351,117

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.7%
2,448	ePlus, Inc.*	$204,579
7,704	G-III Apparel Group Ltd. *	228,038
3,528	Insight Enterprises, Inc.*	231,402
		664,019
	ELECTRICAL EQUIPMENT - 1.9%
3,960	AAON, Inc.	195,505
3,312	Advanced Energy Industries, Inc. *	212,664
3,528	Badger Meter, Inc.	218,736
3,744	Belden, Inc.	201,203
2,376	Generac Holdings, Inc. *	234,036
2,520	Itron, Inc. *	201,802
1,800	OSI Systems, Inc. *	179,082
4,752	SPX Corp.	227,051
2,016	Watts Water Technologies, Inc.	195,471
		1,865,550
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
4,464	Comfort Systems USA, Inc.	228,110
3,816	Dycom Industries, Inc. *	198,623
2,736	Exponent, Inc.	173,873
5,832	Granite Construction, Inc.	150,232
3,240	Installed Building Products, Inc.*	232,308
7,547	KBR, Inc.	224,674
3,024	MasTec, Inc. *	200,612
2,016	TopBuild Corp. *	222,324
		1,630,756
	FOREST & PAPER PRODUCTS - 0.2%
2,952	Neenah Paper, Inc.	214,847

	GAMING, LODGING & RESTAURANTS - 1.4%
4,752	Cheesecake Factory, Inc.	207,235
2,664	Dine Brands Global, Inc.	220,792
13,248	Extended Stay America, Inc.	195,540
2,088	Jack in the Box, Inc.	165,558
4,241	Papa John’s International, Inc.	268,370
1,872	Shake Shack, Inc.*	116,027
2,160	Wingstop, Inc.	172,800
		1,346,322
	HARDWARE - 3.0%
22,608	3D Systems Corp. *	191,942
2,664	Cubic Corp.	158,641
46,584	Fitbit, Inc. *	324,225
3,528	InterDigital, Inc.	200,390
9,360	Knowles Corp. *	204,984
3,312	Lumentum Holdings, Inc. *	243,962
2,304	Mercury Systems, Inc.*	168,768
5,832	NCR Corp.*	191,465
6,192	NetGear, Inc. *	155,481

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	HARDWARE (continued) - 3.0%
8,064	NetScout Systems, Inc. *	$203,213
41,976	Pitney Bowes, Inc.	197,707
5,112	Plantronics, Inc.	129,538
15,408	TTM Technologies, Inc.*	206,621
12,960	Viavi Solutions, Inc. *	194,659
6,120	Vicor Corp.*	251,348
		3,022,944
	HEALTHCARE FACILITIES - SERVICES - 1.9%
5,832	Acadia Healthcare Co., Inc. *	187,557
24,912	Brookdale Senior Living, Inc. *	177,872
3,816	Ensign Group, Inc.	165,729
1,584	LHC Group, Inc.*	211,306
3,024	Magellan Health, Inc. *	235,056
8,208	MEDNAX, Inc.*	214,393
11,304	Select Medical Holdings Corp. *	249,931
7,992	Tenet Healthcare Corp. *	257,342
1,440	US Physical Therapy, Inc.	168,278
		1,867,464
	HOME & OFFICE PRODUCTS - 2.6%
2,232	American Woodmark Corp.*	229,673
2,016	Armstrong World Industries, Inc.	193,576
1,008	Cavco Industries, Inc.*	201,610
4,176	Herman Miller, Inc.	199,529
5,472	HNI Corp.	214,995
3,096	iRobot Corp.* ^	134,862
6,048	KB Home	209,140
2,304	LGI Homes, Inc.*	166,510
4,536	MDC Holdings, Inc.	179,490
2,736	Meritage Homes Corp.*	182,053
7,632	Taylor Morrison Home Corp.*	177,215
2,520	Tempur Sealy International, Inc.*	213,898
12,816	TRI Pointe Group, Inc.*	199,673
11,436	Tupperware Brands Corp.	96,634
		2,598,858
	INDUSTRIAL SERVICES - 0.9%
2,880	Anixter International, Inc. *	247,219
3,456	Applied Industrial Technologies, Inc.	220,666
3,162	Kaman Corp.	201,103
4,104	WESCO International, Inc. *	215,952
		884,940
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
4,176	Houlihan Lokey, Inc.	199,070

	INSURANCE - 3.1%
7,848	American Equity Investment Life Holding Co.	233,243
2,880	Amerisafe, Inc.	194,688
2,736	Argo Group International Holdings Ltd.	179,974

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	INSURANCE (continued) - 3.1%
11,640	CNO Financial Group, Inc.	$210,917
2,376	eHealth, Inc.*	219,210
4,362	Employers Holdings, Inc.	187,435
3,240	FBL Financial Group	186,527
42,912	Genworth Financial, Inc.*	169,932
4,176	Horace Mann Educators Corp.	181,280
3,456	Mercury General Corp.	169,275
7,992	National General Holdings Corp.	170,150
4,752	ProAssurance Corp.	178,675
2,078	RLI Corp.	189,867
1,872	Safety Insurance Group, Inc.	182,801
4,104	United Fire Group, Inc.	180,330
6,696	Universal Insurance Holdings, Inc.	194,854
		3,029,158
	IRON & STEEL - 1.0%
9,216	Allegheny Technologies, Inc.	212,521
3,528	Carpenter Technology Corp.	185,467
25,128	Cleveland-Cliffs, Inc. * ^	200,773
10,656	Commercial Metals Co.	227,612
5,112	Worthington Industries, Inc.	195,790
		1,022,163
	LEISURE PRODUCTS - 0.6%
10,008	Callaway Golf Co.	207,966
3,024	Fox Factory Holding Corp.*	199,372
3,528	Thor Industries, Inc.	224,981
		632,319
	MACHINERY - 3.1%
7,777	Actuant Corp.	191,003
1,584	Alamo Group, Inc.	181,843
2,160	Albany International Corp.	180,749
5,976	Federal Signal Corp.	196,849
4,104	Franklin Electric Co., Inc.	227,649
6,264	Hillenbrand, Inc.	198,068
1,872	John Bean Technologies Corp.	205,078
6,192	Kennametal, Inc.	215,667
17,640	Mueller Water Products, Inc.	198,979
2,592	Regal Beloit Corp.	211,844
6,840	Rexnord Corp. *	216,076
4,896	SPX Flow, Inc.*	232,070
2,664	Tennant Co.	198,361
6,984	Terex Corp.	196,041
11,160	Welbilt, Inc. *	186,260
		3,036,537
	MANUFACTURED GOODS - 1.9%
4,464	AZZ, Inc.	169,944
2,880	Chart Industries, Inc.*	158,976
2,736	EnPro Industries, Inc.	181,643

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	MANUFACTURED GOODS (continued) - 1.9%
4,176	Gibraltar Industries, Inc. *	$218,071
6,624	Mueller Industries, Inc.	207,927
1,800	Proto Labs, Inc. *	174,402
5,544	Raven Industries, Inc.	190,547
1,144	RBC Bearings, Inc. *	189,767
4,320	Timken Co.	227,189
1,368	Valmont Industries, Inc.	195,816
		1,914,282
	MEDIA - 1.0%
67,680	Clear Channel Outdoor Holdings, Inc.*	167,846
14,400	EW Scripps Co.	214,848
4,176	John Wiley & Sons, Inc.	197,358
5,328	Shutterstock, Inc.*	221,538
2,592	Stamps.com, Inc. *	226,152
		1,027,742
	MEDICAL EQUIPMENT & DEVICES - 2.7%
5,112	Avanos Medical, Inc. *	177,182
4,608	BioTelemetry, Inc.*	213,396
2,376	Cantel Medical Corp.	182,714
6,624	CryoLife, Inc.	163,812
4,032	Inogen, Inc. *	296,796
2,448	Integer Holdings Corp.*	185,681
8,568	Luminex Corp.	181,042
6,120	Merit Medical Systems, Inc. *	171,360
6,840	Myriad Genetics, Inc. *	176,062
6,120	Natus Medical, Inc. *	195,779
2,520	Neogen Corp. *	167,756
2,808	NuVasive, Inc. *	202,850
2,376	Repligen Corp.*	210,870
6,696	Varex Imaging Corp. *	200,478
		2,725,778
	METALS & MINING - 1.1%
3,312	Compass Minerals International, Inc.	183,054
3,384	Encore Wire Corp.	197,423
9,648	Harsco Corp.	214,668
92,664	Hecla Mining Co.	228,880
1,944	Kaiser Aluminum Corp.	213,024
		1,037,049
	OIL, GAS & COAL - 5.3%
12,096	Alliance Resource Partners LP	127,008
18,432	Archrock, Inc.	155,013
42,336	Callon Petroleum Co. * ^	154,526
21,672	Carrizo Oil & Gas, Inc. *	138,918
4,968	Crestwood Equity Partners LP	157,585
25,776	Diamond Offshore Drilling, Inc. ^	145,634

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	OIL, GAS & COAL (continued) - 5.3%
3,456	Dril-Quip, Inc. *	$146,051
23,688	Enerplus Corp.	146,629
22,320	EnLink Midstream LLC	106,020
37,512	Frank’s International NV	191,311
60,048	Gulfport Energy Corp. *	142,314
7,560	Holly Energy Partners LP	169,042
28,512	Kosmos Energy Ltd. *	170,217
81,288	McDermott International, Inc. * ^	65,063
14,760	MRC Global, Inc. *	196,898
2,160	Murphy USA, Inc. *	253,865
81,936	Nabors Industries Ltd.	168,788
13,680	NGL Energy Partners LP	135,842
15,696	NOW, Inc. *	175,952
49,464	Oasis Petroleum, Inc. *	115,746
13,464	Oceaneering International, Inc.	180,552
13,608	Oil States International, Inc.*	216,912
19,656	Patterson-UTI Energy, Inc.	175,725
6,264	PDC Energy, Inc.*	142,381
43,776	QEP Resources, Inc.	143,148
11,448	SemGroup Corp.	175,956
17,712	SM Energy Co.	147,187
92,664	Southwestern Energy Co.*	168,648
5,982	Sunoco LP	186,339
16,560	US Silica Holdings, Inc.	81,641
28,440	Valaris PLC* ^	121,154
6,336	Viper Energy Partners LP	150,290
20,088	Whiting Petroleum Corp. *	92,003
4,554	World Fuel Services Corp.	193,090
		5,237,448
	PASSENGER TRANSPORTATION - 0.6%
1,296	Allegiant Travel Co.	219,970
6,984	Hawaiian Holdings, Inc.	211,545
3,312	SkyWest, Inc.	207,464
		638,979
	REAL ESTATE - 7.1%
6,476	Acadia Realty Trust	174,075
2,592	Agree Realty Corp.	193,830
7,704	Alexander & Baldwin, Inc.	167,023
4,104	American Assets Trust, Inc.	195,063
12,744	Brandywine Realty Trust	196,640
8,208	CareTrust REIT, Inc.	171,383
8,928	Columbia Property Trust, Inc.	185,345
11,232	CoreCivic, Inc.	170,165
6,552	Corporate Office Properties Trust	191,187
18,576	DiamondRock Hospitality Co.	191,333
6,768	Four Corners Property Trust, Inc.	191,670

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	REAL ESTATE (continued) - 7.1%
11,232	GEO Group, Inc.	$155,676
6,048	Getty Realty Corp.	202,971
13,248	Independence Realty Trust, Inc.	197,925
12,096	Kite Realty Group Trust	234,058
18,360	Lexington Realty Trust	203,429
3,816	LTC Properties, Inc.	178,627
8,928	Mack-Cali Realty Corp.	190,970
6,480	Office Properties Income Trust	216,174
6,912	Outfront Media, Inc.	172,662
10,800	Physicians Realty Trust	207,252
9,288	Piedmont Office Realty Trust, Inc.	205,451
4,608	PotlatchDeltic Corp.	200,125
3,816	QTS Realty Trust, Inc.	202,515
10,440	Retail Opportunity Investments Corp.	190,426
4,320	Rexford Industrial Realty, Inc.	206,755
11,016	RLJ Lodging Trust	188,263
3,528	Saul Centers, Inc.	187,478
21,096	Senior Housing Properties Trust	154,423
6,336	STAG Industrial, Inc.	196,353
16,432	Summit Hotel Properties, Inc.	199,156
12,096	Tanger Factory Outlet Centers, Inc. ^	184,101
4,608	Taubman Centers, Inc.	149,668
24,696	Uniti Group, Inc.	165,957
9,792	Urban Edge Properties	202,988
6,984	Washington Real Estate Investment Trust	216,993
8,928	Xenia Hotels & Resorts, Inc.	188,024
		7,026,134
	RECREATION FACILITIES & SERVICES - 0.2%
6,912	SeaWorld Entertainment, Inc.	202,383

	RENEWABLE ENERGY - 0.2%
2,808	EnerSys	197,037

	RETAIL - CONSUMER STAPLES - 0.8%
7,848	Big Lots, Inc.	164,023
2,664	PriceSmart, Inc.	199,107
9,936	Sprouts Farmers Market, Inc. *	196,733
4,968	Weis Markets, Inc. ^	197,875
		757,738
	RETAIL - DISCRETIONARY - 3.2%
1,872	Asbury Automotive Group, Inc.*	207,492
9,360	Builders FirstSource, Inc. *	237,838
8,280	Caleres, Inc.	181,249
2,448	Children’s Place, Inc. ^	176,892
11,016	Designer Brands, Inc.	181,764
4,968	Dicks Sporting Goods, Inc.	227,584
3,240	Dillard’s, Inc. ^	232,632

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	RETAIL - DISCRETIONARY (continued) - 3.2%
2,160	Group 1 Automotive, Inc.	$222,674
5,688	La-Z Boy, Inc.	179,741
1,440	Lithia Motors, Inc.	231,235
21,024	Michaels Cos., Inc.* ^	171,976
2,448	Monro, Inc.	179,683
32,112	Party City Holdco, Inc. * ^	61,976
1,152	RH * ^	236,840
13,032	Sally Beauty Holdings, Inc. *	240,180
4,536	Sleep Number Corp.*	218,953
		3,188,709
	SEMICONDUCTORS - 3.6%
20,808	Amkor Technology, Inc. *	251,570
4,968	Brooks Automation, Inc.	222,417
1,368	Cabot Microelectronics Corp.	182,505
3,456	Cirrus Logic, Inc. *	247,795
1,224	Coherent, Inc. *	184,653
4,752	Diodes, Inc.*	219,257
5,184	II-VI, Inc. *	151,321
3,096	Inphi Corp. *	215,574
7,848	Kulicke & Soffa Industries, Inc.	196,906
8,640	MaxLinear, Inc. *	171,677
2,088	Power Integrations, Inc.	191,031
14,328	Rambus, Inc. *	186,980
4,032	Semtech Corp. *	195,391
5,760	Silicon Motion Technology Corp. - ADR	255,168
4,896	Synaptics, Inc. *	279,855
10,944	Vishay Intertechnology, Inc.	217,676
9,288	Xperi Corp.	183,810
		3,553,586
	SOFTWARE - 4.3%
6,120	ACI Worldwide, Inc. *	229,500
17,208	Allscripts Healthcare Solutions, Inc. *	185,502
2,088	Blackbaud, Inc.	173,053
4,752	Bottomline Technologies de, Inc. *	235,176
11,160	Box, Inc. *	203,558
4,248	CommVault Systems, Inc. *	215,034
3,450	Cornerstone OnDemand, Inc. *	212,762
4,392	Ebix, Inc. ^	152,754
3,240	Envestnet, Inc. *	230,720
22,968	Evolent Health, Inc. *	165,599
13,680	FireEye, Inc. *	229,277
11,304	Inovalon Holdings, Inc. *	203,472
2,304	Manhattan Associates, Inc.*	192,407
1,296	MicroStrategy, Inc. *	194,828
11,736	NextGen Healthcare, Inc.*	216,177

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	SOFTWARE (continued) - 4.3%
2,592	Omnicell, Inc. *	$207,334
4,680	Progress Software Corp.	196,607
2,520	Qualys, Inc. *	220,525
3,960	SPS commerce, Inc.*	223,067
23,688	TiVo Corp.	185,003
4,248	Verint Systems, Inc. *	206,495
		4,278,850
	SPECIALTY FINANCE - 2.9%
8,280	Aircastle Ltd.	264,877
9,520	Apollo Commercial Real Estate Finance, Inc.	173,930
6,120	Cardtronics PLC *	258,386
4,104	Deluxe Corp.	209,632
5,112	Flagstar Bancorp, Inc.	190,473
2,448	GATX Corp.	197,872
6,984	Green Dot Corp. *	165,940
11,830	Invesco Mortgage Capital, Inc.	192,119
17,064	Mr. Cooper Group, Inc.*	229,340
2,880	Nelnet, Inc.	181,440
5,400	PRA Group, Inc. *	197,856
5,112	Stewart Information Services Corp.	218,640
3,384	Walker & Dunlop, Inc.	222,126
1,440	World Acceptance Corp.* ^	136,786
		2,839,417
	TECHNOLOGY SERVICES - 2.1%
4,176	CoreLogic, Inc.*	173,012
3,672	CSG Systems International, Inc.	210,002
2,952	ExlService Holdings, Inc. *	206,079
3,904	LiveRamp Holdings, Inc.*	195,551
2,736	ManTech International Corp.	212,259
9,360	NIC, Inc.	212,378
5,040	Perficient, Inc. *	213,091
6,264	Sykes Enterprises, Inc.*	220,117
3,888	TTEC Holdings, Inc.	178,576
5,040	Virtusa Corp.*	225,238
		2,046,303
	TELECOMMUNICATIONS - 1.1%
8,208	8x8, Inc. *	168,428
3,169	ATN International, Inc.	177,939
3,384	Cogen Communications Holdings, Inc.	212,109
8,640	Iridium Communications, Inc.*	201,312
7,484	Telephone & Data Systems, Inc.	177,446
15,408	Vonage Holdings Corp.*	121,877
		1,059,111
	TRANSPORTATION & LOGISTICS - 1.6%
3,024	Forward Air Corp.	211,771
9,000	Heartland Express, Inc.	192,690
4,104	Hub Group, Inc. *	209,591
9,000	Marten Transport Ltd.	190,170

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	TRANSPORTATION & LOGISTICS (continued)- 1.6%
4,968	Matson, Inc.	$187,492
5,688	Mobile Mini, Inc.	215,916
2,016	Saia, Inc.*	191,318
5,544	Werner Enterprises, Inc.	203,798
		1,602,746
	TRANSPORTATION EQUIPMENT - 0.6%
6,336	Greenbrier Co., Inc.	178,295
6,624	Navistar International Corp.*	216,274
9,648	Trinity Industries, Inc.	202,994
		597,563
	UTILITIES - 2.8%
2,160	American States Water Co.	184,226
3,600	California Water Service Group	185,040
10,656	Clearway Energy, Inc.	211,308
2,880	El Paso Electric Co.	195,322
2,520	MGE Energy, Inc.	195,351
3,600	NextEra Energy Partners LP	191,268
2,730	Northwest Natural Gas Co.	187,742
2,520	NorthWestern Corp.	180,356
2,592	Ormat Technologies, Inc.	199,195
3,543	Otter Tail Corp.	174,174
6,984	Pattern Energy Group, Inc.	192,200
3,744	PNM Resources, Inc.	181,397
5,832	South Jersey Industries, Inc.	182,192
7,920	Suburban Propane Partners LP	177,568
10,656	TerraForm Power, Inc.	165,275
		2,802,614

	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.9%
2,448	Clean Harbors, Inc. *	202,327
10,800	Covanta Holding Corp.	158,868
2,448	ESCO Technologies, Inc.	215,595
2,304	Tetra Tech, Inc.	203,420
3,024	US Ecology, Inc.	166,290
		946,500

	TOTAL COMMON STOCKS (Cost $92,406,436)	98,231,002

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value

	COLLATERAL FOR SECURITIES LOANED - 4.1% ^^
	MONEY MARKET FUNDS - 4.1%
820,800	Fidelity Government Portfolio - Institutional Class, to yield 1.76% +	$820,800
3,283,199	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, to yield 1.57% +	3,283,199
	TOTAL MONEY MARKET FUNDS (Cost $4,103,999)	4,103,999

	TOTAL INVESTMENTS - 103.1% (Cost $96,510,435)	$102,335,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(3,108,908)
	NET ASSETS - 100.0%	$99,226,093

*	Non - Income producing security

^	All or a portion of this security is segregated as collateral for securities on loan as of November 30, 2019. The total value of securities on loan as of November 30, 2019 is $3,819,092. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as November 30, 2019 is $4,103,999. (Note 8)

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2019.

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.2%
	AEROSPACE & DEFENSE - 0.2%
20,000	Harris Corp.	3.832	4/27/2025	$21,347
100,000	L3 Technologies, Inc.	4.950	2/15/2021	102,304
100,000	L3 Technologies, Inc.	3.850	12/15/2026	101,298
				224,949
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,242,000	VF Corp.	3.500	9/1/2021	1,269,865

	AUTO PARTS MANUFACTURING - 1.0%
1,242,000	Aptiv PLC	4.250	1/15/2026	1,339,982

	BANKS - 0.3%
361,000	People’s United Financial, Inc.	3.650	12/6/2022	373,480

	BIOTECHNOLOGY - 1.5%
943,000	Celgene Corp.	3.950	10/15/2020	959,723
876,000	Celgene Corp.	3.625	5/15/2024	928,088
125,000	Celgene Corp.	3.875	8/15/2025	135,035
				2,022,846
	CHEMICALS - 1.2%
250,000	LyondellBasell Industries NV	6.000	11/15/2021	265,758
275,000	LyondellBasell Industries NV	5.750	4/15/2024	310,315
1,031,000	PPG Industries, Inc.	3.600	11/15/2020	1,046,269
				1,622,342
	CONSUMER FINANCE - 1.4%
572,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	608,085
1,242,000	Fiserv, Inc.	3.500	10/1/2022	1,286,317
				1,894,402
	CONSUMER SERVICES - 0.0%
58,000	Block Financial LLC	5.500	11/1/2022	62,223

	CONTAINERS & PACKAGING - 1.1%
275,000	International Paper Co.	3.650	6/15/2024	289,546
1,222,000	International Paper Co.	3.000	2/15/2027	1,249,157
				1,538,703
	DEPARTMENT STORES - 0.1%
100,000	Kohl’s Corp.	4.250	7/17/2025	104,815

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.8%
1,127,000	Amphenol Corp.	4.000	2/1/2022	1,162,955
1,242,000	Roper Technologies, Inc.	3.800	12/15/2026	1,327,405
				2,490,360

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 7.7%
1,218,000	Apache Corp.	4.375	10/15/2028	$1,235,803
1,229,000	ConocoPhillips Co.	2.400	12/15/2022	1,239,277
1,252,000	ConocoPhillips Co.	3.350	11/15/2024	1,323,503
100,000	EOG Resources, Inc.	2.450	4/1/2020	100,119
1,152,000	EOG Resources, Inc.	2.625	3/15/2023	1,172,373
319,000	EOG Resources, Inc.	4.150	1/15/2026	351,250
1,242,000	Noble Energy, Inc.	3.900	11/15/2024	1,302,982
1,242,000	Occidental Petroleum Corp.	4.100	2/1/2021	1,263,033
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	100,440
1,252,000	Occidental Petroleum Corp.	2.700	2/15/2023	1,259,504
1,272,000	Occidental Petroleum Corp.	3.400	4/15/2026	1,294,902
				10,643,186
	FINANCIAL SERVICES - 4.0%
200,000	Brookfield Finance, Inc.	4.850	3/29/2029	228,574
1,242,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,333,803
1,242,000	Invesco Finance PLC	4.000	1/30/2024	1,319,315
1,239,000	Nasdaq, Inc.	3.850	6/30/2026	1,327,139
1,242,000	Nasdaq, Inc.	4.250	6/1/2024	1,340,277
				5,549,108
	FOOD & BEVERAGE - 4.0%
100,000	JM Smucker Co.	2.500	3/15/2020	100,151
1,242,000	JM Smucker Co.	3.500	10/15/2021	1,275,762
350,000	JM Smucker Co.	3.500	3/15/2025	367,484
1,242,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	1,294,928
1,242,000	Keurig Dr Pepper, Inc.	3.430	6/15/2027	1,300,125
1,129,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,234,242
				5,572,692
	HEALTHCARE FACILITIES & SERVICES - 4.5%
1,104,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,130,361
1,152,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,196,035
1,242,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,289,594
1,204,000	Express Scripts Holding Co.	3.900	2/15/2022	1,241,301
125,000	Express Scripts Holding Co.	4.500	2/25/2026	135,158
1,272,000	Express Scripts Holding Co.	3.400	3/1/2027	1,302,205
				6,294,654
	HOME IMPROVEMENT- 0.9%
1,242,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	1,274,950

	INDUSTRIAL OTHER - 0.9%
1,242,000	Fluor Corp.	3.500	12/15/2024	1,234,405

	LIFE INSURANCE - 1.8%
1,242,000	Torchmark Corp.	4.550	9/15/2028	1,383,399
1,058,000	Unum Group	5.625	9/15/2020	1,086,834
				2,470,233

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 3.6%
1,127,000	Dover Corp.	4.300	3/1/2021	$1,157,873
1,242,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,278,619
1,242,000	John Deere Capital Corp.	3.050	1/6/2028	1,307,233
1,152,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,197,904
20,000	Pentair Finance SA	2.650	12/1/2019	20,000
				4,961,629
	MASS MERCHANTS - 0.1%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	191,991

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.8%
1,125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	1,182,137

	OIL & GAS SERVICES & EQUIPMENT - 2.8%
1,232,000	Baker Hughes	3.337	12/15/2027	1,276,605
1,252,000	Halliburton Co.	3.800	11/15/2025	1,320,759
1,252,000	National Oilwell Varco, Inc.	2.600	12/1/2022	1,265,741
				3,863,105
	PHARMACEUTICALS - 1.0%
1,242,000	Zoetis, Inc.	3.900	8/20/2028	1,356,676

	PIPELINE - 4.7%
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	65,584
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	143,389
742,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	771,457
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	41,525
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	134,853
1,152,000	ONEOK Partners LP	4.900	3/15/2025	1,259,738
759,000	Williams Partners LP	5.250	3/15/2020	765,629
1,242,000	Williams Partners LP	3.350	8/15/2022	1,273,027
375,000	Williams Partners LP	4.300	3/4/2024	396,326
1,242,000	Williams Partners LP	3.900	1/15/2025	1,295,353
385,000	Williams Partners LP	4.000	9/15/2025	406,040
				6,552,921
	RAILROAD - 5.4%
360,000	Norfolk Southern Corp.	3.250	12/1/2021	368,062
1,242,000	Norfolk Southern Corp.	3.000	4/1/2022	1,268,603
117,000	Norfolk Southern Corp.	3.850	1/15/2024	124,376
1,242,000	Norfolk Southern Corp.	2.900	6/15/2026	1,282,662

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RAILROAD (continued) - 5.4%
1,227,000	Union Pacific Corp.	4.000	2/1/2021	$1,250,158
1,242,000	Union Pacific Corp.	3.646	2/15/2024	1,312,946
195,000	Union Pacific Corp.	3.750	3/15/2024	206,897
125,000	Union Pacific Corp.	2.750	3/1/2026	128,788
183,000	Union Pacific Corp.	3.000	4/15/2027	193,334
1,242,000	Union Pacific Corp.	3.950	9/10/2028	1,375,266
				7,511,092
	REAL ESTATE - 15.6%
480,000	American Tower Corp.	3.125	1/15/2027	490,987
1,104,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,129,316
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	40,971
1,227,000	Boston Properties LP	4.125	5/15/2021	1,257,400
1,242,000	Boston Properties LP	2.750	10/1/2026	1,255,136
1,127,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	1,183,317
100,000	Crown Castle International Corp.	5.250	1/15/2023	108,969
1,039,000	ERP Operating LP	4.625	12/15/2021	1,087,234
1,042,000	ERP Operating LP	3.000	4/15/2023	1,072,313
1,242,000	Kimco Realty Corp.	3.400	11/1/2022	1,280,770
100,000	Kimco Realty Corp.	2.700	3/1/2024	101,421
1,127,000	Prologis LP	3.750	11/1/2025	1,222,874
1,127,000	Prologis LP	4.250	8/15/2023	1,211,324
1,114,000	Realty Income Corp.	3.000	1/15/2027	1,146,046
1,242,000	Simon Property Group LP	2.500	7/15/2021	1,252,590
230,000	Simon Property Group LP	2.750	2/1/2023	234,838
1,242,000	Simon Property Group LP	3.750	2/1/2024	1,321,134
1,127,000	Ventas Realty LP	3.750	5/1/2024	1,187,072
1,242,000	Ventas Realty LP	3.500	2/1/2025	1,294,336
10,000	Ventas Realty LP	4.125	1/15/2026	10,764
1,242,000	Ventas Realty LP	3.250	10/15/2026	1,279,034
1,127,000	Welltower, Inc.	4.500	1/15/2024	1,218,068
1,242,000	Welltower, Inc.	4.000	6/1/2025	1,336,165
				21,722,079
	REFINING & MARKETING - 2.7%
1,152,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,208,347
1,227,000	Phillips 66	4.300	4/1/2022	1,291,258
1,242,000	Valero Energy Corp.	3.400	9/15/2026	1,289,812
				3,789,417

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 10.8%
970,000	AutoZone, Inc.	4.000	11/15/2020	$983,381
150,000	AutoZone, Inc.	2.500	4/15/2021	150,738
1,152,000	AutoZone, Inc.	3.125	7/15/2023	1,185,864
1,202,000	AutoZone, Inc.	3.125	4/21/2026	1,239,942
1,242,000	AutoZone, Inc.	3.750	6/1/2027	1,329,822
1,204,000	Lowe’s Companies, Inc.	4.625	4/15/2020	1,206,095
1,242,000	Lowe’s Companies, Inc.	3.750	4/15/2021	1,267,373
1,242,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,279,287
1,127,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,155,543
1,242,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,291,607
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	152,765
1,222,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,227,648
1,265,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,314,519
1,242,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	1,271,671
				15,056,255
	RETAIL - CONSUMER STAPLES - 3.7%
1,242,000	Sysco Corp.	2.600	6/12/2022	1,254,712
1,127,000	Sysco Corp.	3.750	10/1/2025	1,212,252
1,247,000	Sysco Corp.	3.300	7/15/2026	1,313,682
1,242,000	Sysco Corp.	3.250	7/15/2027	1,301,774
				5,082,420
	SEMICONDUCTORS - 3.6%
1,242,000	Analog Devices, Inc.	3.900	12/15/2025	1,340,857
1,009,000	Broadcom Corp.	2.375	1/15/2020	1,009,172
1,265,000	Broadcom Corp.	3.875	1/15/2027	1,292,441
1,242,000	Lam Research Corp.	3.800	3/15/2025	1,325,212
				4,967,682
	UTILITIES - 10.1%
966,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	986,020
618,000	Consolidated Edison Co.	4.000	12/1/2028	690,467
1,100,000	Dominion Energy, Inc. +	2.579	7/1/2020	1,102,770
1,152,000	Dominion Energy, Inc.	3.900	10/1/2025	1,234,119
70,000	Kentucky Utilities Co.	3.300	10/1/2025	73,556
1,242,000	NiSource Finance Corp.	3.490	5/15/2027	1,303,178
1,204,000	NSTAR Electric Co.	2.375	10/15/2022	1,217,534
1,242,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,295,142
1,242,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,282,241
1,012,000	PPL Electric Utilities Corp.	3.000	9/15/2021	1,030,598
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,109
1,242,000	Public Service Co of Colorado	3.200	11/15/2020	1,249,140

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 10.1%
1,242,000	Virginia Electric & Power Co.	2.750	3/15/2023	$1,267,104
1,152,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,222,933
				13,964,911

	TOTAL CORPORATE BONDS (Cost $132,244,563)			136,185,510

	TOTAL INVESTMENTS - 98.2% (Cost - $132,244,563)			$136,185,510
	OTHER ASSETS LESS LIABILITIES - 1.8%			2,537,108
	NET ASSETS - 100.0%			$138,722,618

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SA - Société Anonyme

+	Step Coupon; the interest rate shown is the rate in effect as of November 30, 2019.

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Value
	COMMON STOCKS - 99.1%
	AEROSPACE & DEFENSE - 1.1%
5,040	Harris Corp.	$1,013,494

	AUTOMOTIVE - 2.1%
5,670	Aptiv PLC	532,300
4,347	Tesla, Inc. * ^	1,434,249
		1,966,549
	BANKING - 0.3%
1,197	SVB Financial Group *	277,381

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.8%
5,859	Alexion Pharmaceuticals, Inc. *	667,574
2,520	Regeneron Pharmaceuticals, Inc. *	929,880
6,615	Vertex Pharmaceuticals, Inc. *	1,466,876
11,466	Zoetis, Inc.	1,381,882
		4,446,212
	CHEMICALS - 0.4%
2,520	International Flavors & Fragrances, Inc. ^	355,900

	COMMERCIAL SERVICES - 2.0%
2,331	Cintas Corp.	599,207
6,930	Ecolab, Inc.	1,293,623
		1,892,830
	CONSTRUCTION MATERIALS - 0.9%
1,386	Martin Marietta Materials, Inc.	372,002
3,151	Vulcan Materials Co.	447,032
		819,034
	CONSUMER PRODUCTS - 1.8%
35,028	Keurig Dr Pepper, Inc.	1,083,766
3,213	McCormick & Co., Inc.	543,800
		1,627,566
	CONTAINERS & PACKAGING - 0.8%
9,387	International Paper Co.	434,994
6,426	WestRock Co.	259,161
		694,155
	DISTRIBUTORS - CONSUMER STAPLES - 1.1%
13,104	Sysco Corp.	1,055,527

	ELECTRICAL EQUIPMENT - 9.7%
5,670	AMETEK, Inc.	561,387
7,711	Amphenol Corp.	801,944
10,143	Eaton Corp PLC	938,228

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 9.7%
15,246	Emerson Electric Co.	$1,126,070
8,694	Fortive Corp.	627,446
18,333	Honeywell International, Inc.	3,273,357
21,231	Johnson Controls International PLC	909,324
8,505	TE Connectivity Ltd.	788,499
		9,026,255
	HARDWARE - 1.7%
4,915	Garmin Ltd.	480,146
6,048	NetApp, Inc.	366,448
6,867	Seagate Technology PLC	409,823
7,245	Western Digital Corp.	364,641
		1,621,058
	HEALTHCARE FACILITIES & SERVICES - 2.2%
5,355	AmerisourceBergen Corp.	470,758
10,477	Centene Corp. *	633,544
3,843	Henry Schein, Inc. *	264,783
4,662	IQVIA Holdings, Inc. *	680,559
		2,049,644
	HOME & OFFICE PRODUCTS - 0.6%
3,654	Stanley Black & Decker, Inc.	576,382

	INDUSTRIAL SERVICES - 0.3%
2,016	United Rentals, Inc. *	308,549

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
4,410	Nasdaq, Inc.	462,168

	INSURANCE - 1.2%
19,467	Aflac, Inc.	1,067,570

	IRON & STEEL - 0.4%
7,434	Nucor Corp.	418,980

	MACHINERY - 6.6%
14,553	Caterpillar, Inc.	2,106,256
7,660	Deere & Co.	1,287,263
3,654	Dover Corp.	407,348
7,812	Illinois Tool Works, Inc.	1,361,866
2,961	Parker-Hannifin Corp.	588,617
4,473	Xylem, Inc.	346,702
		6,098,052

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 6.4%
7,875	Agilent Technologies, Inc.	$636,064
2,646	Align Technology, Inc. *	733,842
18,900	Danaher Corp.	2,759,022
3,654	Illumina, Inc. *	1,172,057
4,410	Zimmer Biomet Holdings, Inc.	640,685
		5,941,670
	METALS & MINING - 0.9%
21,483	Newmont Goldcorp Corp.	824,947

	OIL, GAS & COAL - 4.9%
6,363	Cheniere Energy, Inc. *	385,216
28,917	ConocoPhillips	1,733,285
21,861	Halliburton Co.	458,862
4,284	Pioneer Natural Resources Co.	547,667
34,776	Schlumberger Ltd.	1,258,891
10,143	TechnipFMC PLC	191,094
		4,575,015
	REAL ESTATE - 9.4%
10,584	American Tower Corp.	2,265,294
10,017	Crown Castle International Corp.	1,338,872
2,079	Equinix, Inc.	1,178,481
8,946	Equity Residential	761,305
15,254	Prologis, Inc.	1,396,504
7,812	Realty Income Corp.	598,634
7,875	Simon Property Group, Inc.	1,190,779
		8,729,869
	RETAIL - DISCRETIONARY - 2.5%
20,215	Lowe’s Cos, Inc.	2,371,422

	SEMICONDUCTORS - 9.2%
28,035	Advanced Micro Devices, Inc. *	1,097,570
9,000	Analog Devices, Inc.	1,016,550
25,326	Applied Materials, Inc.	1,466,375
26,271	Micron Technology, Inc. *	1,248,135
14,490	NVIDIA Corp.	3,140,562
6,300	Xilinx, Inc.	584,514
		8,553,706
	SOFTWARE - 2.7%
3,465	Citrix Systems, Inc.	390,886
2,205	Palo Alto Networks, Inc. *	501,020
3,717	Synopsys, Inc. *	524,246
6,111	Workday, Inc. *	1,094,602
		2,510,754
	SPECIALTY FINANCE - 1.1%
8,442	Fiserv, Inc. *	981,298

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	TECHNOLOGY SERVICES - 4.1%
14,238	Cognizant Technology Solutions Corp.	$912,798
2,898	Equifax, Inc.	404,677
2,709	Gartner, Inc. *	434,686
9,954	IHS Markit Ltd.*	723,158
9,009	Paychex, Inc.	775,855
4,032	Verisk Analytics, Inc.	594,639
		3,845,813
	TRANSPORTATION & LOGISTICS - 5.1%
21,861	CSX Corp.	1,563,936
2,394	JB Hunt Transport Services, Inc.	276,794
16,695	Union Pacific Corp.	2,938,153
		4,778,883
	TRANSPORTATION EQUIPMENT - 0.8%
8,694	PACCAR, Inc.	707,431

	UTILITIES - 11.5%
5,752	Alliant Energy Corp.	304,856
12,348	American Electric Power Co., Inc.	1,127,990
4,473	American Water Works Co., Inc.	541,367
12,222	CenterPoint Energy, Inc.	300,172
8,316	Consolidated Edison, Inc.	722,577
20,538	Dominion Energy, Inc.	1,706,913
4,599	DTE Energy Co.	574,599
4,536	Entergy Corp.	527,945
8,064	Eversource Energy	666,409
11,726	NextEra Energy, Inc.	2,741,773
13,041	Public Service Enterprise Group, Inc.	773,462
7,686	WEC Energy Group, Inc.	681,364
		10,669,427
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.0%
7,686	Republic Services, Inc.	681,364
10,458	Waste Management, Inc.	1,180,813
		1,862,177

	TOTAL COMMON STOCKS (Cost $81,676,946)	92,129,718

	COLLATERAL FOR SECURITIES LOANED - 1.6% ^^
	MONEY MARKET FUNDS - 1.6%
308,792	Fidelity Government Portfolio - Institutional Class, to yield 1.76% +	308,792
1,235,167	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, to yield 1.57% +	1,235,167
	TOTAL MONEY MARKET FUNDS (Cost $1,543,959)	1,543,959

	TOTAL INVESTMENTS - 100.7% (Cost $83,220,905)	$93,673,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(687,424)
	NET ASSETS - 100.0%	$92,986,253

*	Non-Income producing security.

^	All or a portion of this security is segregated as collateral for securities on loan as of November 30, 2019. The total value of securities on loan as of November 30, 2019 is $1,508,094. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as November 30, 2019 is $1,543,959. (Note 8)

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2019.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Value
	COMMON STOCKS - 89.1%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,286	Capri Holdings Ltd. *	$84,902
999	Cie Financiere Richemont SA	76,133
279	Swatch Group AG	78,171
		239,206
	ASSET MANAGEMENT - 2.1%
774	Groupe Bruxelles Lambert SA	78,599
29,556	Melrose Industries PLC	87,778
99	Partners Group Holding AG	83,531
		249,908
	AUTOMOTIVE - 2.1%
675	Cie Generale des Etablissements Michelin	81,049
2,727	Nokian Renkaat OYJ	73,847
2,358	Valeo SA	92,974
		247,870
	BANKING - 8.5%
9,801	Bank Hapoalim BM	79,168
10,575	Bank Leumi Le-Israel	76,827
12,843	Commerzbank AG	74,499
1,332	Commonwealth Bank of Australia	72,816
6,147	Credit Agricole SA	84,145
5,247	Danske Bank A/S	70,895
14,481	Investec PLC	82,211
1,152	KBC Group NV	84,011
828	Macquarie Group Ltd.	77,316
864	mBank SA *	82,224
64,671	Metropolitan Bank & Trust Co.	84,315
18,027	Natixis SA	75,392
3,177	Raiffeisen Bank International AG	74,648
		1,018,467
	CHEMICALS - 7.0%
277,164	AKR Corporindo Tbk PT	66,810
837	AKZO Nobel NV	80,216
810	Arkema SA	84,006
1,503	Brenntag AG	80,225
1,260	Croda International PLC	81,165
27	Givaudan SA	79,405
1,845	Imerys SA	73,235
15,363	I srael Chemicals Ltd.	72,164
1,989	Johnson Matthey PLC	73,942
5,499	K+S AG	62,178
864	LyondellBasell Industries NV	79,955
		833,301

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	COMMERCIAL SERVICES - 3.4%
3,024	Bureau Veritas SA	$79,222
1,530	Edenred	75,998
31,122	G4S PLC	84,176
1,089	Intertek Group PLC	77,700
1,494	Randstad Holding NV	87,076
		404,172
	CONSTRUCTION MATERIALS - 1.4%
4,437	James Hardie Industries PLC - ADR	86,914
1,494	LafargeHolcim Ltd.	77,081
		163,995
	CONSUMER PRODUCTS - 2.0%
2,565	Associated British Foods PLC	85,235
8,091	Orkla ASA	78,418
10,440	Pioneer Foods Group Ltd.	76,770
		240,423
	CONTAINERS & PACKAGING - 1.4%
7,704	AMCOR PLC - ADR	79,468
9,666	Brambles Ltd.	82,053
		161,521
	DISTRIBUTORS - CONSUMER STAPLES - 0.7%
2,862	Bunzl PLC	78,593

	ELECTRICAL EQUIPMENT - 4.8%
3,753	ABB Ltd.	82,132
729	Allegion PLC	87,502
909	Eaton Corp PLC	84,083
1,710	Johnson Controls International PLC	73,239
1,314	Kone OYJ	82,322
3,375	Prysmian SpA	76,993
324	Schindler Holding AG	80,826
		567,097
	ENGINEERING & CONSTRUCTION SERVICES - 2.0%
3,456	Boskalis Westminster	80,823
6,354	LendLease Group	82,991
684	Vinci SA	74,649
		238,463
	FOREST & PAPER PRODUCTS - 0.7%
2,619	UPM-Kymmene OYJ	87,555

	GAMING, LODGING, & RESTAURANTS - 0.7%
1,350	Whitbread PLC	80,344

	HARDWARE - 1.4%
1,440	Seagate Technology PLC	85,939
8,892	Telefonaktiebolaget LM Ericsson	80,168
		166,107

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	HEALTHCARE FACILITIES & SERVICES - 0.7%
1,674	Ramsay Health Care Ltd.	$82,635

	HOME & OFFICE PRODUCTS - 1.5%
153	Geberit AG	82,184
2,817	Persimmon PLC	93,208
		175,392
	INDUSTRIAL SERVICES - 0.7%
6,804	Rexel SA	83,086

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
810	London Stock Exchange Group PLC	72,000

	INSURANCE - 4.5%
19,980	Direct Line Insurance Group PLC	78,928
3,609	Gjensidige Forsikring ASA	67,970
13,617	Insurance Australia Group Ltd.	72,671
24,192	Legal & General Group PLC	87,900
8,595	QBE Insurance Group Ltd.	73,717
11,376	RSA Insurance Group PLC	81,138
1,800	Sampo OYJ	72,838
		535,162
	IRON & STEEL - 2.7%
3,249	Anglo American PLC	85,165
3,474	BHP GROUP PLC	76,841
12,492	Fortescue Metals Group Ltd.	82,215
1,440	Rio Tinto PLC	78,259
		322,480
	MACHINERY - 2.3%
3,789	Alfa Laval AB	93,259
6,219	IMI PLC	90,176
4,752	Sandvik AB	86,455
		269,890
	MEDIA - 1.2%
468	Naspers Ltd.	66,908
2,331	Trip.com Group Ltd. * - ADR	77,482
		144,390
	MEDICAL EQUIPMENT & DEVICES - 2.5%
612	Coloplast A/S	72,359
2,691	Demant A/S *	82,401
504	EssilorLuxottica SA	78,355
3,060	Smith & Nephew PLC	68,515
		301,630

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	METALS & MINING - 3.6%
6,876	Antofagasta PLC	$77,201
3,087	Boliden AB	79,657
7,992	Fresnillo PLC	59,710
31,122	Grupo Mexico SAB de CV	81,820
2,952	Newcrest Mining Ltd.	61,420
20,430	Norsk Hydro ASA	72,318
		432,126
	OIL, GAS & COAL - 3.2%
809,010	Adaro Energy Tbk PT	70,548
4,284	Caltex Australia Ltd.	100,144
4,815	Eni SpA	72,808
1,467	Koninklijke Vopak NV	78,272
3,114	TechnipFMC PLC	58,668
		380,440
	PASSENGER TRANSPORTATION - 1.5%
5,274	easyJet PLC	91,277
1,143	Ryanair Holdings PLC - ADR *	95,235
		186,512
	REAL ESTATE - 5.2%
4,311	Ayala Corp.	68,379
79,209	Ayala Land, Inc.	70,924
10,566	British Land Co. PLC	78,668
711	Covivio	78,709
7,668	Goodman Group	76,866
17,640	GPT Group	73,380
21,807	Hammerson PLC	83,832
7,164	Land Securities Group PLC	88,812
		619,570
	RENEWABLE ENERGY - 0.7%
909	Vestas Wind Systems A/S	86,575

	RETAIL - CONSUMER STAPLES - 1.9%
27,918	J Sainsbury PLC	77,388
29,889	Wm Morrison Supermarkets PLC	76,666
2,898	Woolworths Ltd.	77,938
		231,992
	RETAIL - DISCRETIONARY - 3.4%
2,502	JD.com, Inc. * - ADR	81,690
29,799	Kingfisher PLC	80,906
31,887	Marks & Spencer Group PLC	80,161
1,017	Next PLC	88,901
1,764	Pandora A/S	71,066
		402,724

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2019

Shares		Value
	SEMICONDUCTORS - 2.1%
297	ASML Holding NV	$80,886
711	NXP Semiconductors NV	82,177
3,897	STMicroelectronics NV	94,970
		258,033
	SOFTWARE - 1.3%
567	Atlassian Corp PLC *	72,071
8,694	Sage Group PLC	84,770
		156,841
	TECHNOLOGY SERVICES - 0.6%
2,331	Experian PLC	77,278

	TELECOMMUNICATIONS - 1.3%
3,987	Eutelsat Communications SA	65,457
9,009	Mobile TeleSystems PJSC - ADR	85,045
		150,502
	TRANSPORTATION & LOGISTICS - 4.7%
423	Aeroports de Paris	82,786
10,989	Babcock International Group PLC	83,921
882	Fraport AG Frankfurt Airport Services Worldwide	75,193
4,743	Grupo Aeroportuario del Sureste SAB de CV	81,530
504	Kuehne + Nagel International AG	82,004
28,089	Royal Mail PLC	75,755
5,274	Volvo AB	81,489
		562,678
	UTILITIES - 1.9%
71,082	Aboitiz Equity Ventures, Inc.	68,474
5,787	AGL Energy Ltd.	79,891
13,788	Origin Energy Ltd.	81,137
		229,502
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
2,025	Pentair PLC	89,809

	TOTAL COMMON STOCKS (Cost $9,760,444)	10,628,269

	TOTAL INVESTMENTS - 89.1% (Cost $9,760,444)	$10,628,269
	OTHER ASSETS LESS LIABILITIES - 10.9%	1,301,779
	NET ASSETS - 100.0%	$11,930,048

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

A/S - Aktieselskab

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PJSC - Public joint stock company

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

SAB de CV - Sociedad Anonima Bursatil de Capital Variable

SpA - Societa per azioni

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2019

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate		Inspire International
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF	ESG ETF
ASSETS
Investment securities:
At cost	$146,305,772	$96,510,435	$132,244,563	$83,220,905	$9,760,444
At value	$159,114,766	$102,335,001	$136,185,510	$93,673,677	$10,628,269
Cash	963,571	883,448	1,495,218	706,375	1,301,322
Foreign currencies (Cost $370,034, $0, $0, $0, and $18,470, respectively)	371,890	—	—	—	18,526
Dividends and interest receivable	296,646	124,072	1,200,264	162,836	11,104
Receivable for Fund shares sold	2,469,797	—	—	—	—
Receivable for investments sold	—	—	145,284	—	—
Prepaid expenses	6,539	3,409	5,133	2,356	—
TOTAL ASSETS	163,223,209	103,345,930	139,031,409	94,545,244	11,959,221

LIABILITIES
Payable for investments purchased	2,469,797	—	—	—	—
Securities lending collateral payable	—	4,103,999	—	1,543,959	—
Distributions payable	—	—	234,360	—	—
Investment advisory fees payable	38,286	1,711	34,187	5,799	4,404
Payable to related parties	16,668	11,152	14,630	7,016	10,445
Accrued expenses and other liabilities	25,478	2,975	25,614	2,217	14,324
TOTAL LIABILITIES	2,550,229	4,119,837	308,791	1,558,991	29,173
NET ASSETS	$160,672,980	$99,226,093	$138,722,618	$92,986,253	$11,930,048

Net Assets Consist Of:
Paid in capital	$148,252,961	$94,208,132	$134,331,611	$84,106,005	$11,081,680
Accumulated earnings	12,420,019	5,017,961	4,391,007	8,880,248	848,368
NET ASSETS	$160,672,980	$99,226,093	$138,722,618	$92,986,253	$11,930,048

Net Asset Value Per Share:
Net Assets	$160,672,980	$99,226,093	$138,722,618	$92,986,253	$11,930,048
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,500,000	3,600,000	5,400,000	3,150,000	450,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$29.21	$27.56	$25.69	$29.52	$26.51

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year and Period Ended November 30, 2019

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate		Inspire International
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF	ESG ETF*
INVESTMENT INCOME
Dividends	$4,202,916	$1,389,559	$—	$1,176,323	$25,394
Interest	20,523	16,304	3,223,235	—	—
Securities lending income	2,301	27,478	—	955	—
Less: Foreign withholding taxes	(286,917)	(16,793)	—	—	(1,786)
TOTAL INVESTMENT INCOME	3,938,823	1,416,548	3,223,235	1,177,278	23,608

EXPENSES
Investment advisory fees	397,542	230,387	310,796	181,610	8,154
Administrative services	91,087	65,825	80,136	34,342	8,188
Custodian fees	68,503	96,861	17,190	22,914	5,752
Printing and postage expenses	33,402	17,896	18,184	14,660	3,000
Transfer agent fees	18,183	13,602	13,657	11,645	2,340
Professional fees	16,472	14,215	14,833	14,865	2,256
Legal fees	15,782	14,166	12,703	22,408	12,105
Audit fees	14,933	15,269	14,857	13,573	—
Trustees fees and expenses	9,347	3,816	8,461	7,685	2,507
Insurance expense	4,099	2,234	1,999	1,402	167
Other Expenses	23,280	17,506	30,304	18,600	501
TOTAL EXPENSES	692,630	491,777	523,120	343,704	44,970
Plus: Recapture of fees waived/expenses reimbursed by the Adviser	29,470	—	83,103	—	—
Less: Fees waived/expenses reimbursed by the Adviser	—	(28,449)	—	(131,308)	—
NET EXPENSES	722,100	463,328	606,223	212,396	44,970

NET INVESTMENT INCOME/(LOSS)	3,216,723	953,220	2,617,012	964,882	(21,362)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	(542,463)	(1,212,022)	132,305	—	—
Investments	(457,531)	(956,681)	320,807	(1,898,818)	—
Foreign currency transactions	1,437	16	—	—	(7,450)
	(998,557)	(2,168,687)	453,112	(1,898,818)	(7,450)
Net change in unrealized appreciation on:
Investments	15,158,741	7,293,332	5,123,773	11,262,989	867,825
Foreign currency translations	1,430	—	—	—	65
	15,160,171	7,293,332	5,123,773	11,262,989	867,890

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,161,614	5,124,645	5,576,885	9,364,171	860,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,378,337	$6,077,865	$8,193,897	$10,329,053	$839,078

*	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
FROM OPERATIONS
Net investment income	$3,216,723	$1,274,524
Net realized gain (loss) on investments and foreign currency transactions	(998,557)	845,407
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	15,160,171	(6,240,088)
Net increase (decrease) in net assets resulting from operations	17,378,337	(4,120,157)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(3,508,625)	(1,603,210)
Net decrease in net assets resulting from distributions to shareholders	(3,508,625)	(1,603,210)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	68,599,110	43,458,500
Cost of shares redeemed	(9,566,081)	(2,894,337)
Net increase in net assets resulting from shares of beneficial interest	59,033,029	40,564,163

TOTAL INCREASE IN NET ASSETS	72,902,741	34,840,796

NET ASSETS
Beginning of Year	87,770,239	52,929,443
End of Year	$160,672,980	$87,770,239

SHARE ACTIVITY
Shares Sold	2,500,000	1,550,000
Shares Redeemed	(350,000)	(100,000)
Net increase in shares of beneficial interest outstanding	2,150,000	1,450,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
FROM OPERATIONS
Net investment income	$953,220	$452,751
Net realized gain (loss) on investments and foreign currency transactions	(2,168,687)	2,124,977
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,293,332	(2,983,608)
Net increase (decrease) in net assets resulting from operations	6,077,865	(405,880)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,764,670)	(747,845)
Net decrease in net assets resulting from distributions to shareholders	(1,764,670)	(747,845)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	60,912,677	31,727,672
Cost of shares redeemed	(16,788,007)	(9,284,905)
Net increase in net assets resulting from shares of beneficial interest	44,124,670	22,442,767

TOTAL INCREASE IN NET ASSETS	48,437,865	21,289,042

NET ASSETS
Beginning of Year	50,788,228	29,499,186
End of Year	$99,226,093	$50,788,228

SHARE ACTIVITY
Shares Sold	2,350,000	1,150,000
Shares Redeemed	(650,000)	(350,000)
Net increase in shares of beneficial interest outstanding	1,700,000	800,000

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
FROM OPERATIONS
Net investment income	$2,617,012	$904,032
Net realized gain (loss) on investments	453,112	(58,526)
Net change in unrealized appreciation (depreciation) on investments	5,123,773	(1,046,294)
Net increase (decrease) in net assets resulting from operations	8,193,897	(200,788)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(2,592,260)	(905,300)
Net decrease in net assets resulting from distributions to shareholders	(2,592,260)	(905,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	77,661,864	46,465,856
Cost of shares redeemed	(2,571,518)	(9,782,462)
Net increase in net assets resulting from shares of beneficial interest	75,090,346	36,683,394

TOTAL INCREASE IN NET ASSETS	80,691,983	35,577,306

NET ASSETS
Beginning of Year	58,030,635	22,453,329
End of Year	$138,722,618	$58,030,635

SHARE ACTIVITY
Shares Sold	3,100,000	1,900,000
Shares Redeemed	(100,000)	(400,000)
Net increase in shares of beneficial interest outstanding	3,000,000	1,500,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
FROM OPERATIONS
Net investment income	$964,882	$546,989
Net realized gain (loss) on investments	(1,898,818)	74,631
Net change in unrealized appreciation (depreciation) on investments	11,262,989	(941,689)
Net increase (decrease) in net assets resulting from operations	10,329,053	(320,069)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(21,298)
Total distributions paid:	(724,530)	(427,227)
Net decrease in net assets resulting from distributions to shareholders	(724,530)	(448,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	44,297,144	34,755,898
Cost of shares redeemed	—	(1,326,126)
Net increase in net assets resulting from shares of beneficial interest	44,297,144	33,429,772

TOTAL INCREASE IN NET ASSETS	53,901,667	32,661,178

NET ASSETS
Beginning of Year	39,084,586	6,423,408
End of Year	$92,986,253	$39,084,586

SHARE ACTIVITY
Shares Sold	1,650,000	1,300,000
Shares Redeemed	—	(50,000)
Net increase in shares of beneficial interest outstanding	1,650,000	1,250,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2019 (a)
FROM OPERATIONS
Net investment loss	$(21,362)
Net realized loss on foreign currency transactions	(7,450)
Net change in unrealized appreciation on investments and foreign currency translations	867,890
Net increase in net assets resulting from operations	839,078

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,090,970
Net increase in net assets resulting from shares of beneficial interest	11,090,970

TOTAL INCREASE IN NET ASSETS	11,930,048

NET ASSETS
Beginning of Period	—
End of Period	$11,930,048

SHARE ACTIVITY
Shares Sold	450,000
Net increase in shares of beneficial interest outstanding	450,000

(a)	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	November 30, 2019		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.67		0.48	0.36
Net realized and unrealized gain (loss) on investments	3.08		(1.49)	2.78
Total from investment operations	3.75		(1.01)	3.14
Less distributions from:
Net investment income	(0.58)		(0.49)	(0.28)
Net realized gains	(0.16)		(0.16)	—
Total distributions	(0.74)		(0.65)	(0.28)
Net asset value, end of period	$29.21		$26.20	$27.86
Total return (6)	14.60%		(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$160,673		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.52	% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.54	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	2.42%		1.71%	1.80%
Portfolio Turnover Rate (5)	22%		22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.32	0.30	0.20
Net realized and unrealized gain on investments	1.29	0.20 (7)	1.73
Total from investment operations	1.61	0.50	1.93
Less distributions from:
Net investment income	(0.22)	(0.21)	(0.11)
Net realized gains	(0.56)	(0.38)	—
Total distributions	(0.78)	(0.59)	(0.11)
Net asset value, end of period	$27.56	$26.73	$26.82
Total return (6)	6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	42%	24%	16	% (4)

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Period Ended
	November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	1.49		(0.81)		(0.09)
Total from investment operations	2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.62)		(0.52)		(0.14)
Net realized gains	—		(0.00	) (7)	—
Total distributions	(0.62)		(0.52)		(0.14)
Net asset value, end of period	$25.69		$24.18		$24.95
Total return (6)	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.43	0.61	0.05
Net realized and unrealized gain on investments	3.35	0.19 (7)	0.64
Total from investment operations	3.78	0.80	0.69
Less distributions from:
Net investment income	(0.31)	(0.42)	—
Net realized gains	(0.01)	—	—
Return of capital	—	(0.01)	—
Total distributions	(0.32)	(0.43)	—
Net asset value, end of period	$29.52	$26.06	$25.69
Total return (6)	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
November 30, 2019 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain on investments	1.56
Total from investment operations	1.51
Net asset value, end of period	$26.51
Total return (4)(6)	6.04%
Net assets, at end of period (000s)	$11,930
Ratio of net expenses to average net assets (3)	2.44%
Ratio of net investment loss to average net assets (3)	(1.16)%
Portfolio Turnover Rate (4)(5)	0%

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2019

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”), Inspire 100 ETF (“BIBL”), and Inspire International ESG ETF (“WWJD”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for the Funds’ assets measured at value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$159,114,766	$—	$—	$159,114,766
Total	$159,114,766	$—	$—	$159,114,766

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,231,002	$—	$—	$98,231,002
Money Market Funds	4,103,999	—	—	4,103,999
Total	$102,335,001	$—	$—	$102,335,001

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$136,185,510	$—	$136,185,510
Total	$—	$136,185,510	$—	$136,185,510

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$92,129,718	$—	$—	$92,129,718
Money Market Funds	1,543,959	—	—	1,543,959
Total	$93,673,677	$—	$—	$93,673,677

Inspire International ESG ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$10,628,269	$—	$—	$10,628,269
Total	$10,628,269	$—	$—	$10,628,269

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, and WWJD, and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2017 – November 30, 2018, or expected to be taken in each Fund’s November 30, 2019 year-end tax returns. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$32,285,965	$28,083,353
Inspire Small/Mid Cap Impact ETF	$34,777,664	$32,235,173
Inspire Corporate Bond Impact ETF	$28,111,475	$16,382,169
Inspire 100 ETF	$14,389,972	$13,874,090
Inspire International ESG ETF	$3,060,981	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

For the year or period ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$63,814,543	$8,855,671
Inspire Small/Mid Cap Impact ETF	$60,231,624	$16,643,380
Inspire Corporate Bond Impact ETF	$71,854,628	$2,397,874
Inspire 100 ETF	$43,825,524	$—
Inspire International ESG ETF	$6,699,463	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC (the “Adviser”) serves as the Funds’ Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets for BLES, ISMD, IBD, and BIBL, and at an annual rate of 0.45% for WWJD. For the fiscal year or period ended November 30, 2019, the Adviser earned $397,542, $230,387, $310,796, $181,610, and $8,154 in advisory fees for BLES, ISMD, IBD, BIBL, and WWJD, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, IBD and BIBL, at least until March 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61%, 0.60%, 0.61%, and 0.35% of average daily net assets for BLES, ISMD, IBD, and BIBL, respectively. WWJD currently does not have a Waiver Agreement in place.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2019, the Adviser waived fees and/or reimbursed expenses in the amount of $28,449 for ISMD and $131,308 for BIBL pursuant to the Waiver Agreement. For the year ended November 30, 2019, the Adviser recaptured $29,470 and $83,103 of previously waived fees for BLES and IBD, respectively.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2020	11/30/2021	11/30/2022
ISMD	$51,103	$39,292	$28,449
BIBL	$16,256	$117,184	$131,308

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, and 100,000 shares for IBD. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds’ are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
Inspire Global Hope ETF	$5,000	2.00%*
Inspire Small/Mid Cap Impact ETF	$2,500	2.00%*
Inspire Corporate Bond Impact ETF	$750	2.00%*
Inspire 100 ETF	$750	2.00%*
Inspire International ESG ETF	$4,500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended November 30, 2019 and November 30, 2018 was as follows:

For the Year and Period Ended November 30, 2019:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$3,219,187	$289,438	$—	$3,508,625
Inspire Small/Mid Cap Impact ETF	1,468,473	296,197	—	1,764,670
Inspire Corporate Bond Impact ETF	2,592,260	—	—	2,592,260
Inspire 100 ETF	724,530	—	—	724,530
Inspire International ESG ETF	—	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

For the Year Ended November 30, 2018:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$1,595,990	$7,220	$—	$1,603,210
Inspire Small/Mid Cap Impact ETF	742,015	5,830	—	747,845
Inspire Corporate Bond Impact ETF	905,300	—	—	905,300
Inspire 100 ETF	422,936	4,291	21,298	448,525

As of November 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$529,628	$—	$—	$—	$—	$11,890,391	$12,420,019
Inspire Small/Mid Cap Impact ETF	157,412	—	—	(238,571)	—	5,099,120	5,017,961
Inspire Corporate Bond Impact ETF	342,818	107,242	—	—	—	3,940,947	4,391,007
Inspire 100 ETF	195,274	—	—	(1,137,456)	—	9,822,430	8,880,248
Inspire International ESG ETF	243	—	(10,683)	—	—	858,808	848,368

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, real estate investment trusts, passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Inspire International ESG ETF incurred and elected to defer such late year losses of $10,683.

At November 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
Inspire Global Hope ETF	$—	$—	$—	$—
Inspire Small/Mid Cap Impact ETF	—	238,571	238,571	—
Inspire Corporate Bond Impact ETF	—	—	—	4,192
Inspire 100 ETF	310,462	826,994	1,137,456	—
Inspire International ESG ETF	—	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, passive foreign investment company (PFIC) adjustments and non-deductible expenses, resulted in reclassifications for the Funds for the period ended November 30, 2019 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$(556,581)	$556,581
Inspire Small/Mid Cap Impact ETF	(1,369,194)	1,369,194
Inspire Corporate Bond Impact ETF	—	—
Inspire 100 ETF	(3,689)	3,689
Inspire International ESG ETF	(9,290)	9,290

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$147,222,229	$21,314,194	$(9,421,657)	$11,892,537
Inspire Small/Mid Cap Impact ETF	97,235,881	12,085,345	(6,986,225)	5,099,120
Inspire Corporate Bond Impact ETF	132,244,563	3,946,141	(5,194)	3,940,947
Inspire 100 ETF	83,851,247	11,717,117	(1,894,687)	9,822,430
Inspire International ESG ETF	9,769,526	981,293	(122,550)	858,743

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

As of November 30, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

	Market Value of	Collateral Value
	Securities on	of Securities on
	Loan	Loan
Inspire Small/MidCap Impact ETF	3,819,092	4,103,999
Inspire 100 ETF	1,508,094	1,543,959

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of November 30, 2019:

Gross Amount Not
Offset in the Statement
of Assets and Liabilities
		Gross Amounts	Net Amounts of
	Gross	Offset in the	Assets Presented
	Amounts of	Statement of	in the Statement
	Recognized	Assets and	of Assets and	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Inspire Small/Mid Cap Impact ETF
Securities Lending	$4,103,999	$—	$4,103,999	$—	$4,103,999	$—
Inspire 100 ETF
Securities Lending	$1,543,959	$—	$1,543,959	$—	$1,543,959	$—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2019 the collateral consisted of an institutional government money market funds.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board of Trustees declared the following distributions after November 30, 2019:

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
Inspire Global Hope ETF	$0.0982	$0.0304	$—	12/13/2019	12/16/2019	12/23/2019
Inspire Small/Mid Cap Impact ETF	$0.0393	$0.0011	$0.0100	12/13/2019	12/16/2019	12/23/2019
Inspire Corporate Bond Impact ETF	$0.0405	$0.0559	$0.0199	12/13/2019	12/16/2019	12/23/2019
Inspire 100 ETF	$0.1037	$—	$—	12/13/2019	12/16/2019	12/23/2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate
Bond Impact ETF, Inspire 100 ETF, and Inspire International ESG ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, Inspire 100 ETF, and Inspire International ESG ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of November 30, 2019, and the related statements of operations, the statements of changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations and Changes in Net Assets and the Financial Highlights Presented

Inspire Global Hope ETF	The statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017

Inspire Small/Mid Cap Impact ETF	The statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017

Inspire Corporate Bond Impact ETF	The statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from July 10, 2017 (commencement of operations) to November 30, 2017

Inspire 100 ETF	The statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from October 30, 2017 (commencement of operations) to November 30, 2017

Inspire International ESG ETF	The statements of operations, changes in net assets and the financial highlights for the period from September 30, 2019 (commencement of operations) to November 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

January 28, 2020

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The “Actual” expenses lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2019	11/30/2019	6/1/19 - 11/30/19	6/1/19 - 11/30/19
Inspire Global Hope ETF	$1,000.00	$1,114.30	$2.92	0.55%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,113.60	$3.18	0.60%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,031.80	$2.90	0.57%
Inspire 100 ETF	$1,000.00	$1,142.80	$1.88	0.35%
Inspire International ESG ETF***	$1,000.00	$1,060.40	$4.20	2.44%

Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,022.31	$2.79	0.55%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,022.06	$3.04	0.60%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,022.21	$2.89	0.57%
Inspire 100 ETF	$1,000.00	$1,023.31	$1.78	0.35%
Inspire International ESG ETF***	$1,000.00	$1,004.28	$4.09	2.44%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

***	Inspire International ESG ETF commenced operations on September 30, 2019 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (61) divided by the number of days in the fiscal year (365).

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2019

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on January 17, 2019, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire Corporate Bond Impact ETF (“Inspire Corporate”), Inspire Global Hope ETF (“Inspire Global Hope”), Inspire Small/Mid Cap Impact (“Inspire Small/Mid Cap Impact”) and Inspire 100 ETF (“Inspire 100”), (together the “Inspire ETFs” or the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees reviewed and discussed the 15(c) materials that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the adviser had reached its three year mark and managed approximately $253 million in assets. They reviewed the background of the key investment personnel responsible for servicing the Fund. The Trustees discussed the adviser’s adherence to the Inspire Impact Score© investment methodology. The Trustees reviewed the adviser’s practices for monitoring compliance as set forth in the investment adviser questionnaire responses. The Trust CCO noted the adequacy of the adviser’s compliance program. After further discussion, the Trustees concluded that the adviser continues to have the ability to provide a level of service consistent with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) and reviewed the performance of each Inspire ETF as compared to its Broadridge peer group and Morningstar category for the one year and since inception periods as of October 31, 2018. The Trustees considered each Fund’s respective investment objectives and each of the Fund’s peer group and Morningstar category, noting the shortage of direct comparison because none were passively managed biblically responsible ETFs:

Inspire 100: The Trustees considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Morningstar category median and the Broadridge peer group median for both periods. However, the Trustees noted that the Fund’s performance was in-line with the Index the Fund tracks. The Trustees concluded Inspire 100’s performance was not unreasonable.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Inspire Corporate Bond: The Trustees considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median and Broadridge peer group median for the both periods. The Trustees noted that the Fund was the best performing Fund in its Broadridge peer group for the one-year period. The Trustees concluded Inspire Corporate Bond’s performance was not unreasonable.

Inspire Global Hope: The Trustees considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Morningstar category median and the Broadridge peer group median for the one-year period and the period since inception. The Trustees concluded Inspire Global Hope’s performance was not unreasonable.

Inspire Small/Mid Cap Impact: The Trustees considered the Fund’s performance over the one year and since inception periods. The Trustees noted the Fund outperformed its Morningstar category median and its peer group median for the one-year period and underperformed its Morningstar category median and the Broadridge peer group median for the period since inception. The Trustees noted the Fund’s performance was in line with the Index the Fund tracks for the one -year period and underperformed the Index for the period since inception. The Trustees concluded Inspire Small/Mid Cap Impact’s performance was not unreasonable.

Fees and Expenses.

Inspire 100: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and median. The Trustees discussed the Fund’s net expense ratio and noted that it was lower that its peer group average and median. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median but in line with its Morningstar category average. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Corporate Bond: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was higher than the Broadridge peer group median, and higher than the Morningstar category average and median, but within the range of the Morningstar category. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund. The Board further considered the adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Global Hope: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and average but within the range

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

of the category. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund. The Board further considered the adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Small/Mid Cap Impact: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group median and average, and in line with the Morningstar category average and median. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher that its assigned Morningstar category median and average but within the range of the category. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund. The Board further considered the adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses and Fund size. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Trustees reviewed Inspire’s profitability analysis in connection with the advisory services it provides to each of the Inspire ETFs, noting that Inspire was providing such services to each Fund at a loss. The Trustees concluded, therefore, that Inspire’s profitability with respect to each Fund was not excessive.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached. The Trustees noted that consideration of economies of scale would be revisited if Fund assets grow significantly.

Conclusion. The Trustees relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Inspire as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees including all of the Independent Trustees, determined that, with respect to the reapproval of the Advisory Agreement, (a) the terms of the Advisory Agreement were reasonable; (b) the advisory fee paid by each Inspire Fund was not un reasonable; and (c) the profitability of the adviser earned under the Advisory Agreement was not excessive with respect to each of the Inspire ETFs and its respective shareholders. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreement was in the best interests of each Inspire ETF and its respective shareholders, as appropriate. Moreover, the Trustees noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Approval of the Investment Advisor Agreement Inspire – Inspire International ESG ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on July 18, 2019, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire and the Trust, with respect to Inspire International ESG ETF (the “Fund”). In considering the approval of the Inspire Advisory Agreement, the Trustees received materials specifically relating to the Inspire Advisory Agreement.

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Inspire has approximately $530 million in assets under management and has been in operation since August 2015. The Trustees further noted that the adviser currently advises four Biblically Responsible Investing ETFs in the Trust and separately managed accounts using its proprietary selection methodology, Inspire Impact Score©. After further discussion, the Trustees concluded that the adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the performance of the Inspire Global Hope ex-US Index that the Fund will track and the benchmark index, Vanguard FTSE All World EX-US for the one year and since inception periods. After further discussion, the Trustees concluded that the adviser has the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Trustees noted that the Fund’s proposed advisory fee of 0.45% of the Fund’s average net daily assets was higher than the advisory fee for the other Inspire ETFs but was in line with the peer group average and lower than the Morningstar category average of 0.47%. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and category average. The Trustees acknowledged the adviser’s assertion that advising a fund with a portfolio of investments in mostly foreign securities including emerging market securities could be more costly and complex than managing a fund with a portfolio of international and domestic securities. The Trustees noted that Inspire will not implement an expense limitation. After further discussion, the Trustees concluded that the proposed advisory fee was not unreasonable.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Profitability. The Trustees reviewed a profitability analysis provided by the adviser and considered whether the level of anticipated profit is reasonable. They noted the adviser anticipated realizing a profit in connection with its relationship with the Fund, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly when the adviser’s reinvestment of legitimate profits into the Fund. The Trustees concluded, after further discussion, that excessive profit is not a concern at this time.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached as the Fund has not yet launched. The Trustees noted that consideration of economies of scale would be revisited as assets grow for the Fund.

Conclusion. Having requested and received such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Inspire Advisory Agreement is in the best interests of the Fund and its future shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2019

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi-Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal,Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003);	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/19 – NLFT IV_v6

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2019, the Trust was comprised of 18 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the five Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/19 – NLFT IV_v6

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-658-9473.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireinvesting.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ira Rothblut is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rothblut is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 – $58,300

2018 – $50,800

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 – $11,000

2018 – $8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2018
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/20